UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	4/30/2012

Item 1	– Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

SEMIANNUAL REPORT • APRIL 30, 2012

Fund Type

Global Bond

Objective

Total return, made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential Global Total Return Fund, Inc. (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Total Return Fund, Inc.

Prudential Global Total Return Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares). Gross operating expenses: Class A, 1.33%; Class B, 2.03%; Class C, 2.03%; Class Q, 0.89%; Class Z, 1.03%. Net operating expenses: Class A, 1.28%; Class B, 2.03%; Class C, 2.03%; Class Q, 0.89%; Class Z, 1.03%, after contractual reduction through 2/28/2013 for Class A shares.

Cumulative Total Returns (Without Sales Charges) as of 4/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	1.53%	2.45%	47.47%	99.08%	—
Class B	1.16	1.68	42.19	84.90	—
Class C	1.16	1.69	43.60	89.06	—
Class Q	N/A	N/A	N/A	N/A	0.35% (2/3/12)
Class Z	1.65	2.69	49.21	103.89	—
Barclays Global Aggregate Bond Index	0.96	3.30	36.28	99.49	—
Citigroup WGBI—Unhedged	0.30	3.33	39.34	109.36	—
Lipper Global Income Funds Average	2.80	3.00	31.16	86.70	—

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Ten Years	Since Inception
Class A		1.01%	7.06%	6.61%	—
Class B		–0.03	7.10	6.30	—
Class C		4.14	7.53	6.55	—
Class Q		N/A	N/A	N/A	N/A (2/3/12)
Class Z		6.01	8.33	7.37	—
Barclays Global Aggregate Bond Index		5.26	6.38	7.34	—
Citigroup WGBI—Unhedged		5.12	6.78	7.89	—
Lipper Global Income Funds Average		4.65	5.52	6.47	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

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The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Q and Class Z shares are not subject to a sales charge or 12b-1 fees. Without waiver of fees and/or expense subsidization, the Fund’s total returns would have been lower. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

For the period through February 28, 2013 the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees to 0.25% of the average daily net assets of the Class A shares.

Benchmark Definitions

Barclays Global Aggregate Bond Index

The Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities. Barclays Global Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 4/30/12 is 0.38% for Class Q. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Citigroup World Government Bond Index (WGBI)—Unhedged

Note: Effective March 10, 2011, the Fund no longer utilizes the Citigroup World Government Bond Index-Unhedged as its benchmark for performance comparisons. It now utilizes the Barclays Global Aggregate Bond Index. The Citigroup World Government Bond Index-Unhedged is an unmanaged index composed of domestic and foreign government debt. The Barclays Global Aggregate Bond Index is an unmanaged index composed of diversified domestic and foreign debt sectors, and is a more appropriate index for performance comparisons, because the Fund does not limit its sector allocations to government debt. Citigroup World Government Bond Index Closest Month-End to Inception cumulative total return as of 4/30/12 is –0.50% for Class Q. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Global Income Funds Average

The Lipper Global Income Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/12 is 1.16% for Class Q. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Prudential Global Total Return Fund, Inc.	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Holdings expressed as a percentage of net assets as of 4/30/12
Hungary Government International Bond, Sr. Unsec'd. Notes, 4.500%, 01/29/14	1.9%
Peruvian Government International Bond, Sr. Unsec'd. Notes, RegS, 7.500%, 10/14/14	1.8
Italy Buoni Poliennali del Tesoro, Bonds, 4.750%, 05/01/17	1.6
French Treasury Note BTAN, Bonds, 2.500%, 07/25/16	1.5
Spain Government Bond, 3.250%, 04/30/16	1.4

Holdings are subject to change.

Distributions and Yields as of 4/30/12
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.18	2.40%
Class B	0.16	1.78
Class C	0.16	1.78
Class Q	0.06	2.91
Class Z	0.19	2.75

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2011, at the beginning of the period, and held through the six-month period ended April 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not

Prudential Global Total Return Fund, Inc.	5

Fees and Expenses (continued)

be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Total Return Fund, Inc.		Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,015.30	1.28%	$6.41
	Hypothetical	$1,000.00	$1,018.50	1.28%	$6.42

Class B	Actual	$1,000.00	$1,011.60	2.03%	$10.15
	Hypothetical	$1,000.00	$1,014.77	2.03%	$10.17

Class C	Actual	$1,000.00	$1,011.60	2.03%	$10.15
	Hypothetical	$1,000.00	$1,014.77	2.03%	$10.17

Class Q	Actual**	$1,000.00	$1,003.50	0.89%	$2.14
	Hypothetical	$1,000.00	$1,020.44	0.89%	$4.47

Class Z	Actual	$1,000.00	$1,016.50	1.03%	$5.16
	Hypothetical	$1,000.00	$1,019.74	1.03%	$5.17

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2012, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 88 day period ended April 30, 2012 due to the Class’s inception date of February 3, 2012.

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Portfolio of Investments

as of April 30, 2012 (Unaudited)

Principal Amount (000)#		Description	Value (Note 1)

	LONG-TERM INVESTMENTS 94.9%
	FOREIGN BONDS 55.1%

	Austria 0.3%
EUR	500	Austria Government Bond, Sr. Unsec’d. Notes 3.200%, 02/20/17	$711,229

	Belgium 2.2%
EUR	750	Belgium Government Bond, Ser. 48, 4.000%, 03/28/22	1,050,155
EUR	1,250	Ser. 59, 2.750%, 03/28/16	1,710,713
	$1,500	Belgium Government International Bond, Sr. Unsec’d. Notes, Ser. E, 144A, MTN, 2.875%, 09/15/14	1,533,384
	1,500	Ser. E, MTN, 2.750%, 03/05/15	1,520,226

			5,814,478

	Bermuda 0.4%
	30	Allied World Assurance Co. Holdings Ltd., Gtd. Notes, 5.500%, 11/15/20	31,147
	250	7.500%, 08/01/16	288,775
	400	Axis Capital Holdings Ltd., Sr. Unsec’d. Notes, 5.750%, 12/01/14	427,985
	250	Digicel Ltd., Sr. Unsec’d. Notes, 144A, 12.000%, 04/01/14	278,125
	65	Weatherford International Ltd. Bermuda, Gtd. Notes, 5.125%, 09/15/20	69,651

			1,095,683

	Brazil 1.6%
BRL	1,000	Brazil Notas do Tesouro Nacional, Notes, Ser. NTNF, 10.000%, 01/01/14	533,762
BRL	100	Serie F, Ser. NTNF, 10.000%, 01/01/21	50,767
	500	Brazilian Government International Bond, Sr. Unsec’d. Notes 4.875%, 01/22/21	574,000

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	7

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Brazil (cont’d.)
EUR	300	7.375%, 02/03/15	$458,542
EUR	200	Unsec’d. Notes 11.000%, 06/26/17	370,555
BRL	2,850	Cia Energetica de Sao Paulo, Sr. Unsec’d. Notes, 144A, MTN, 9.750%, 01/15/15	2,231,406

			4,219,032

	Canada 1.5%
	$25	Agrium, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/41	29,651
	675	Bank of Montreal, Sr. Unsec’d. Notes, MTN, 2.500%, 01/11/17	693,353
	1,125	Bank of Nova Scotia, Sr. Unsec’d. Notes, 2.550%, 01/12/17	1,168,913
CAD	300	Canadian Government Bond, 1.000%, 02/01/14	301,898
	77	Canadian Pacific Railway Co., Sr. Unsec’d. Notes, 6.500%, 05/15/18	91,517
	250	Novelis, Inc., Gtd. Notes, 8.375%, 12/15/17	270,000
EUR	300	Province of Quebec Canada, Ser. E, MTN, 3.625%, 02/10/15	425,701
	29	Teck Resources Ltd., Sr. Sec’d. Notes, 10.250%, 05/15/16	33,245
	200	TransAlta Corp., Sr. Unsec’d. Notes, 6.650%, 05/15/18	229,995
	325	Videotron Ltee, Gtd. Notes, 9.125%, 04/15/18	359,125
	250	Xstrata Finance Canada Ltd., Gtd. Notes, 144A, 2.850%, 11/10/14	255,927

			3,859,325

	Cayman Islands 1.0%
	250	ENN Energy Holdings Ltd., Sr. Unsec’d. Notes, 144A, 6.000%, 05/13/21	239,494
	250	Hutchison Whampoa International (09) Ltd., Gtd. Notes, RegS, 7.625%, 04/09/19	308,741
	300	IPIC GMTN Ltd., Gtd. Notes, 144A, MTN, 5.500%, 03/01/22	313,500

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Cayman Islands (cont’d.)
	$120	MUFG Capital Finance 1 Ltd., Gtd. Notes, 6.346%, 07/25/49(a)	$126,397
	900	Petrobras International Finance Co. - PifCo., Gtd. Notes, 5.375%, 01/27/21	985,887
	250	Schahin II Finance Co. SPV Ltd., Sr. Sec’d. Notes, 144A, 5.875%, 09/25/22	250,000
	300	Seagate HDD Cayman, Gtd. Notes, 6.875%, 05/01/20	321,750
	25	Transocean, Inc., Gtd. Notes, 7.350%, 12/15/41	30,619

			2,576,388

	Chile 0.1%
	260	Empresa Nacional de Electricidad SA, Sr. Unsec’d. Notes, 8.350%, 08/01/13	279,468

	China 0.4%
	989	China Government International Bond, 4.750%, 10/29/13	1,042,736

	Colombia 0.9%
	1,000	Colombia Government International Bond, Sr. Unsec’d. Notes, 8.250%, 12/22/14	1,178,500
	715	Republic of Colombia, Sr. Unsec’d. Notes, 11.750%, 02/25/20	1,145,787

			2,324,287

	Croatia 0.5%
EUR	1,050	Croatia Government International Bond, Sr. Unsec’d. Notes, 6.500%, 01/05/15	1,442,002

	Czech Republic 1.6%
CZK	18,000	Czech Republic Government Bond, Ser. 34, 6.950%, 01/26/16	1,122,430
CHF	300	Czech Republic International, Sr. Unsec’d. Notes 2.875%, 11/23/16	352,008
EUR	2,100	Sr. Unsec’d. Notes, Ser. E, MTN, 3.625%, 04/14/21	2,868,715

			4,343,153

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	9

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Denmark 0.2%
DKK	1,500	Denmark Government Bond, 5.000%, 11/15/13	$286,328
EUR	100	Denmark Government International Bond, Sr. Unsec’d. Notes, Ser. E, MTN, 1.750%, 10/05/15	136,706

			423,034

	Finland 0.3%
EUR	200	Finland Government Bond, Sr. Unsec’d. Notes 1.875%, 04/15/17	273,852
EUR	300	3.500%, 04/15/21	442,776

			716,628

	France 2.0%
	$200	Agence Francaise de Developpement, Notes, Ser. E, MTN, 2.250%, 05/22/12	200,171
EUR	500	Caisse D’amortissement de La Dette Sociale, Sr. Unsec’d. Notes, Ser. E, MTN, 3.625%, 04/25/16	709,557
EUR	2,900	French Treasury Note BTAN, 2.500%, 07/25/16(b)	3,994,957
EUR	200	Societe des Autoroutes Paris-Rhin-Rhone, Sr. Unsec’d. Notes, Ser. E, MTN, 5.000%, 01/12/17	281,792

			5,186,477

	Germany 0.5%
EUR	335	Bundesobligation, Unsec’d. Notes, Ser. 162, 0.750%, 02/24/17	446,352
SGD	750	KFW, Gtd. Notes, Ser. E, MTN, 1.860%, 08/13/12	607,470
EUR	200	RWE AG, Jr. Sub. Notes, 4.625%, 09/28/49(a)	251,974

			1,305,796

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Hong Kong 0.1%
	$200	Hong Kong SAR Government Bond, Unsec’d. Notes, RegS, 5.125%, 08/01/14	$216,345

	Hungary 4.4%
EUR	1,000	Hungary Government International Bond, Sr. Unsec’d. Notes, 4.375%, 07/04/17	1,150,028
EUR	4,000	4.500%, 01/29/14	5,120,588
GBP	325	5.500%, 05/06/14	500,913
JPY	100,000	Sr. Unsec’d. Notes, Ser. 3BR, 0.960%, 07/12/12	1,235,550
JPY	100,000	Sr. Unsec’d. Notes, Ser. 4BR, 1.670%, 03/18/13	1,179,369
CHF	500	Sr. Unsec’d. Notes, Ser. E, MTN, 4.000%, 05/20/16	479,260
EUR	1,500	6.750%, 07/28/14	1,980,780

			11,646,488

	Indonesia 0.9%
	130	Adaro Indonesia PT, Gtd. Notes, RegS, 7.625%, 10/22/19	141,544
	2,000	Indonesia Government International Bond, Sr. Unsec’d. Notes, RegS, 6.750%, 03/10/14	2,145,000

			2,286,544

	Ireland 1.0%
EUR	1,150	Ireland Government Bond, 4.500%, 04/18/20	1,312,059
EUR	400	Nara Cable Funding Ltd., Sr. Sec’d. Notes, RegS, 8.875%, 12/01/18	476,531
	450	Raspadskaya OJSC Via Raspadskaya Securities Ltd., Bonds, 144A, 7.750%, 04/27/17	451,125
	295	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Unsec’d. Notes, 144A, 7.748%, 02/02/21	293,599

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	11

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Ireland (cont’d.)
	$100	Willis Group Holdings PLC, Gtd. Notes, 4.125%, 03/15/16	$104,705

			2,638,019

	Israel 1.2%
ILS	1,300	Israel Government Bond, Ser. 0313, 5.000%, 03/31/13	351,967
		Israel Government International Bond, Sr. Unsec’d. Notes,
EUR	350	4.625%, 03/18/20	496,883
	800	5.125%, 03/26/19	895,946
EUR	1,000	Sr. Unsec’d. Notes, Ser. E, MTN, 3.750%, 10/12/15	1,383,528

			3,128,324

	Italy 3.6%
		Italy Buoni Poliennali del Tesoro, Bonds,
EUR	3,185	4.750%, 05/01/17	4,240,005
EUR	600	6.000%, 05/01/31	787,706
EUR	1,000	Italy Certificati di Credito del Tesoro, Bonds, 3.180%, 01/31/14(c)	1,252,815
		Republic of Italy, Sr. Unsec’d. Notes,
JPY	92,000	3.700%, 11/14/16	1,111,325
JPY	100,000	4.500%, 06/08/15	1,259,747
JPY	62,000	5.500%, 12/15/14	798,510

			9,450,108

	Japan 2.9%
JPY	200,000	Japan Government Two Year Bond, Sr. Unsec’d. Notes, Ser. 311, 0.200%, 12/15/13	2,508,514
JPY	121,500	Japan Government Ten Year Bond, Sr. Unsec’d. Notes, Ser. 318, 1.000%, 09/20/21	1,544,826
JPY	164,000	Japan Government Twenty Year Bond, Sr. Unsec’d. Notes, Ser. 108, 1.900%, 12/20/28	2,159,585

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Japan (cont’d.)
JPY	85,000	Ser. 132, 1.700%, 12/20/31	$1,065,598
JPY	25,000	Ser. 134, 1.800%, 03/20/32	318,078

			7,596,601

	Kazakhstan 0.1%
	$150	KazMunayGas National Co., Sr. Unsec’d. Notes, 144A, MTN, 8.375%, 07/02/13	158,811

	Luxembourg 1.8%
		ArcelorMittal, Sr. Unsec’d. Notes,
	250	6.125%, 06/01/18	263,489
	100	6.250%, 02/25/22	101,861
	300	Enel Finance International SA, Gtd. Notes, 144A, 6.000%, 10/07/39	253,753
		GAZ Capital SA for Gazprom, Sr. Unsec’d. Notes, 144A,
	300	4.950%, 05/23/16	312,777
	350	9.250%, 04/23/19	435,750
	1,000	Sr. Unsec’d. Notes, RegS, 9.250%, 04/23/19	1,245,000
	252	Gazprom International SA, Sr. Unsec’d. Notes, RegS, 7.201%, 02/01/20	277,264
EUR	300	Luxembourg Government Bond, Sr. Unsec’d. Notes, 3.375%, 05/18/20	439,079
	200	Minerva Luxembourg SA, Gtd. Notes, 144A, 12.250%, 02/10/22	213,000
	380	RSHB Capital SA for OJSC Russian Agricultural Bank, Sr. Unsec’d. Notes, 144A, 7.125%, 01/14/14	405,650
	315	VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes, 144A, 6.875%, 05/29/18(d)	332,391
EUR	500	Wind Acquisition Finance SA, Gtd. Notes, RegS, 11.750%, 07/15/17	617,174

			4,897,188

	Malaysia 0.4%
MYR	3,500	Malaysia Government Bond, Ser. 0211, 3.434%, 08/15/14	1,164,397

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	13

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Mexico 2.7%
MXN	3,500	Mexican Bonos, Bonds, Ser. M, 9.000%, 06/20/13	$281,548
MXN	18,500	Ser. M 30 10.000%, 11/20/36	1,835,272
EUR	500	Mexico Government International Bond, Sr. Unsec’d. Notes, 5.375%, 06/10/13	689,977
		Sr. Unsec’d. Notes, Ser. G, MTN,
EUR	1,800	4.250%, 07/14/17	2,548,249
GBP	825	6.750%, 02/06/24	1,519,645
	$300	Petroleos Mexicanos, Gtd. Notes, 144A, 4.875%, 01/24/22	319,839

			7,194,530

	Netherlands 1.2%
ZAR	5,000	Bank Nederlandse Gemeenten, Sr. Unsec’d. Notes, Ser. E, MTN, 9.750%, 08/07/12	647,340
SGD	500	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Sr. Unsec’d. Notes, Ser. G, MTN, 2.100%, 09/10/12	405,973
EUR	155	Hertz Holdings Netherlands BV, Sr. Sec’d. Notes, RegS, 8.500%, 07/31/15	221,587
	200	Indo Integrated Energy II BV, Sr. Sec’d. Notes, RegS, 9.750%, 11/05/16	219,000
	130	LUKOIL International Finance BV, Gtd. Notes, 144A, 7.250%, 11/05/19	146,575
		Netherlands Government Bond,
EUR	400	4.000%, 07/15/18	604,289
EUR	300	2.500%, 01/15/17	420,101
EUR	131	NXP BV/NXP Funding LLC, Sr. Sec’d. Notes, Ser. EXCH, 3.507%, 10/15/13(a)	171,102
EUR	300	Wolters Kluwer NV, Sr. Unsec’d. Notes, 6.375%, 04/10/18	477,637

			3,313,604

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Norway 0.3%
	$500	Kommunalbanken AS, Sr. Unsec’d. Notes, RegS, 2.375%, 01/19/16	$519,530
NOK	1,500	Norway Government Bond, Ser. 470, 6.500%, 05/15/13	275,077

			794,607

	Peru 2.1%
	500	Peruvian Government International Bond, Sr. Unsec’d. Notes, 7.350%, 07/21/25	692,500
EUR	3,267	Sr. Unsec’d. Notes, RegS, 7.500%, 10/14/14	4,875,893

			5,568,393

	Philippines 1.2%
		Philippine Government International Bond, Sr. Unsec’d. Notes,
EUR	1,700	6.250%, 03/15/16	2,447,184
	500	6.500%, 01/20/20	610,000

			3,057,184

	Poland 3.0%
PLN	1,300	Poland Government Bond, Ser. 0114, 4.670%, 01/25/14(c)	380,893
JPY	200,000	Poland Government International Bond, Sr. Unsec’d. Notes, Ser. 8, 1.920%, 11/13/12	2,512,292
CHF	1,000	Sr. Unsec’d. Notes, Ser. E, MTN, 2.625%, 05/12/15	1,127,637
EUR	500	3.625%, 02/01/16	692,095
EUR	500	5.250%, 01/20/25	697,522
JPY	200,000	Republic of Poland, Sr. Unsec’d. Notes, Ser. 3BR, 1.000%, 06/20/12	2,503,823

			7,914,262

	Portugal 0.7%
EUR	1,000	Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 3.350%, 10/15/15	1,024,250

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	15

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Portugal (cont’d.)
EUR	700	4.200%, 10/15/16	$698,647
EUR	250	4.750%, 06/14/19	214,770

			1,937,667

	Romania 0.5%
EUR	1,050	Romanian Government International Bond, Sr. Unsec’d. Notes, 8.500%, 05/08/12	1,390,855

	Russia 0.9%
	$2,013	Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS, 7.500%, 03/31/30	2,412,484

	Singapore 0.5%
	400	Berau Capital Resources Pte Ltd., Gtd. Notes, RegS, 12.500%, 07/08/15	447,000
	140	Bumi Investment Pte Ltd., Sr. Sec’d. Notes, MTN, RegS, 10.750%, 10/06/17	150,500
SGD	750	Singapore Government Bond, Sr. Unsec’d. Notes, 1.125%, 04/01/16	624,261

			1,221,761

	South Africa 1.4%
EUR	200	Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 4.000%, 03/07/13	266,672
ZAR	6,745	South Africa Government Bond, Ser. R213, 7.000%, 02/28/31	741,075
EUR	550	South Africa Government International Bond, 5.250%, 05/16/13	757,579
EUR	1,427	Unsec’d. Notes, Ser. E, MTN, 4.500%, 04/05/16	2,025,862

			3,791,188

	South Korea 3.1%
	240	Export-Import Bank of Korea, Sr. Unsec’d. Notes, 5.875%, 01/14/15	261,568
	100	8.125%, 01/21/14	109,901

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	South Korea (cont’d.)
SGD	250	Sr. Unsec’d. Notes, Ser. E, MTN, 1.570%, 05/24/12	$202,091
CHF	400	2.500%, 10/26/12	444,136
HKD	1,000	3.070%, 10/15/12	129,939
HKD	5,000	4.250%, 06/15/12	647,012
JPY	100,000	Industrial Bank of Korea, Sr. Unsec’d. Notes, Ser. 7, 1.700%, 07/23/12	1,255,471
	$550	Korea Development Bank, Sr. Unsec’d. Notes, 3.875%, 05/04/17	570,362
CHF	500	Sr. Unsec’d. Notes, Ser. E, MTN, 4.125%, 05/16/13	568,005
SGD	250	Sr. Unsec’d. Notes, Ser. E, MTN, RegS, 0.900%, 09/26/12	201,874
SGD	500	Korea Finance Corp., Sr. Unsec’d. Notes, Ser. E, MTN, RegS, 1.600%, 12/28/12	404,202
	1,000	Korea Housing Finance Corp., Covered Notes, RegS, 4.125%, 12/15/15	1,053,638
	270	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, 144A, 4.750%, 07/13/21	286,397
	200	National Agricultural Cooperative Federation, Sr. Unsec’d. Notes, 144A, MTN, 3.500%, 02/08/17	201,207
EUR	880	Republic of Korea, Sr. Unsec’d. Notes, 3.625%, 11/02/15	1,227,522
	500	Shinhan Bank, Sr. Notes, RegS, 4.125%, 10/04/16	521,319

			8,084,644

	Spain 2.7%
EUR	400	Instituto de Credito Oficial, Gov’t. Gtd. Notes, MTN, RegS, 4.375%, 03/31/14	535,949
EUR	450	Spain Government Bond, 3.000%, 04/30/15	581,965
EUR	2,900	3.250%, 04/30/16	3,682,101
EUR	300	4.900%, 07/30/40	324,359
EUR	160	5.750%, 07/30/32	199,253

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	17

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	Spain (cont’d.)
EUR	1,610	Sr. Unsub. Notes, 4.000%, 04/30/20	$1,937,217

			7,260,844

	Supranational 0.9%
MXN	5,000	Asian Development Bank, Sr. Unsec’d. Notes, 5.000%, 05/24/12	383,938
MXN	12,550	5.100%, 05/11/12	963,500
	$230	Corp. Andina de Fomento, Sr. Unsec’d. Notes, 3.750%, 01/15/16	240,417
ZAR	2,750	International Bank for Reconstruction & Development, Unsub. Notes, Ser. E, MTN, 7.200%, 05/10/12	353,806
HKD	3,000	Nordic Investment Bank, Sr. Notes, Ser. E, MTN, 5.000%, 11/30/12	396,667

			2,338,328

	Sweden 0.7%
	1,250	Nordea Bank AB, Sr. Unsec’d. Notes, 144A, 3.125%, 03/20/17	1,262,000
SEK	2,000	Sweden Government Bond, Ser. 1041, 6.750%, 05/05/14	330,264
EUR	200	Sweden Government International Bond, Sr. Unsec’d. Notes, Ser. E, MTN, 3.125%, 05/07/14	279,681

			1,871,945

	Turkey 1.3%
TRY	1,000	Turkey Government Bond, 9.470%, 07/17/13(c)	509,973
EUR	1,148	Turkey Government International Bond, Sr. Unsec’d. Notes, 5.500%, 02/16/17	1,599,687
EUR	750	6.500%, 02/10/14	1,059,189
	200	Turkiye Garanti Bankasi AS, Sr. Unsec’d. Notes, 144A, 6.250%, 04/20/21	200,750

			3,369,599

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)

	FOREIGN BONDS (Continued)

	United Arab Emirates 0.2%
	$299	Dolphin Energy Ltd., Sr. Sec’d. Notes, 144A, 5.888%, 06/15/19	$325,412
	200	Dubai Electricity & Water Authority, Sr. Unsec’d. Notes, 144A, 8.500%, 04/22/15	222,600

			548,012

	United Kingdom 1.7%
	450	Barclays Bank PLC, Sr. Unsec’d. Notes, 6.750%, 05/22/19	518,072
	125	BP Capital Markets PLC, Gtd. Notes, 4.500%, 10/01/20	138,893
	30	5.250%, 11/07/13	31,925
	150	HSBC Holdings PLC, Sr. Unsec’d. Notes, 4.875%, 01/14/22	161,761
	85	5.100%, 04/05/21	93,597
	125	Sub. Notes, 6.500%, 09/15/37	138,694
	525	6.800%, 06/01/38	592,875
EUR	200	Imperial Tobacco Finance PLC, Gtd. Notes, Ser. E, MTN, 8.375%, 02/17/16	323,020
	575	Lloyds TSB Bank PLC, Gtd. Notes, 4.200%, 03/28/17	583,356
	500	6.375%, 01/21/21	540,527
	245	Gtd. Notes, 144A, MTN, 5.800%, 01/13/20	253,967
	150	Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	157,098
	325	Royal Bank of Scotland PLC (The), Gtd. Notes, 6.125%, 01/11/21	352,511
	140	Gtd. Notes, Ser. 2, 3.400%, 08/23/13	141,656
GBP	250	United Kingdom Gilt, Bonds, 4.250%, 12/07/40	474,131

			4,502,083

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	19

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

FOREIGN BONDS (Continued)

Venezuela
$150	Petroleos de Venezuela SA, Sr. Unsec’d. Notes, Ser. 2014, 4.900%, 10/28/14	$136,875

Virgin Islands (BR) 0.1%
200	Mega Advance Investments Ltd., Gtd. Notes, 144A, 5.000%, 05/12/21	210,914

	Total foreign bonds	145,442,320

ASSET-BACKED SECURITIES 6.2%

Non-Residential Mortgage-Backed Securities 3.1%
492	AIMCO CDO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A, 0.716%, 10/20/19(a)	470,484
500	Apidos CDO (Cayman Islands), 144A, Ser. 2006-4A, Class A1, 0.716%, 10/27/18(a)	476,818
500	Ser. 2011-8A, Class A1, 1.966%, 10/17/21(a)	496,610
500	ARES CLO Ltd. (Cayman Islands), Ser. 2011-16A, Class A, 144A, 2.095%, 05/17/21(a)	502,820
238	ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2006-2A, Class A2, 144A, 0.726%, 01/26/20(a)	229,901
431	BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A, 0.741%, 05/25/17(a)	424,266
817	Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A, 0.716%, 07/22/20(a)	778,812
	FUEL Trust, Sec’d. Notes, 144A,
200	3.984%, 06/15/16	207,197
250	4.207%, 04/15/16	261,053
24	Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A, 0.827%, 07/15/16(a)	23,939

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)

	ASSET-BACKED SECURITIES (Continued)

	Non-Residential Mortgage-Backed Securities (cont’d.)
EUR	500	Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A, 6.173%, 08/01/16(a)	$605,466
	$482	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A, 0.763%, 11/15/17(a)	469,971
	484	Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A, 0.706%, 10/19/20(a)	468,032
	611	Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A, 0.734%, 09/15/17(a)	591,817
	85	Monument Park CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A, 1.016%, 01/20/16(a)	84,107
	200	Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A2L, 144A, 1.303%, 02/15/16(a)	193,651
	593	Ser. 2005-4A, Class A1L, 144A, 0.724%, 03/15/18(a)	573,666
EUR	313	North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A, 1.573%, 09/14/19(a)	390,331
	52	Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A, 7.125%, 01/15/13	53,241
	198	Rosedale CLO Ltd. (Cayman Islands), Ser. 2006-A, Class A1S, 144A, 0.716%, 07/24/21(a)	191,854
	600	Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.797%, 11/01/18(a)	581,393
	134	Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A, 0.966%, 01/21/16(a)(d)	133,242

			8,208,671

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	21

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 3.1%
$335	ACE Securities Corp., Ser. 2004-FM1, Class M1, 1.139%, 09/25/33(a)	$259,343
449	Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A5, 0.689%, 06/25/34(a)	416,605
400	Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1, 1.199%, 09/25/34(a)	304,298
348	Argent Securities, Inc., Ser. 2004-W6, Class M1, 0.789%, 05/25/34(a)	261,014
354	Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE2, Class M1, 1.139%, 03/25/34(a)	275,752
263	Ser. 2004-HE3, Class M2, 1.964%, 04/25/34(a)	218,920
217	Chase Funding Loan Acquisition Trust, Ser. 2004-AQ1, Class A2, 0.639%, 05/25/34(a)	185,039
223	Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2, 0.599%, 10/25/34(a)	215,526
208	Countrywide Asset-Backed Certificates, Ser. 2002-5, Class MV1, 1.739%, 03/25/33(a)	179,004
421	Fremont Home Loan Trust, Ser. 2004-1, Class M1, 0.914%, 02/25/34(a)	313,520
281	GSAMP Trust, Ser. 2004-FM1, Class M1, 1.214%, 11/25/33(a)	218,617
616	Home Equity Asset Trust, Ser. 2004-3, Class M1, 1.094%, 08/25/34(a)	454,496
400	HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4, 0.540%, 07/20/36(a)	334,844
600	Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1, 1.094%, 07/25/34(a)	426,496

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
$375	Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1, 0.589%, 09/25/34(a)	$269,098
300	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1, 1.039%, 08/25/35(a)	222,304
379	Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1, 1.289%, 09/25/33(a)	279,769
476	Ser. 2004-NC1, Class M1, 1.289%, 12/25/33(a)	411,826
437	Ser. 2004-OP1, Class M1, 1.109%, 11/25/34(a)	320,231
744	Ser. 2004-WMC1, Class M1, 1.169%, 06/25/34(a)	590,157
296	Ser. 2004-WMC2, Class M1, 1.154%, 07/25/34(a)	243,718
383	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3, 1.219%, 02/25/33(a)	302,183
486	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1, 1.364%, 10/25/33(a)	406,498
389	Option One Mortgage Loan Trust, Ser. 2003-6, Class A2, 0.899%, 11/25/33(a)	316,549
230	Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1, 5.181%, 09/25/34	153,768
186	Saxon Asset Securities Trust, Ser. 2004-2, Class MF1, 5.500%, 08/25/35	116,489
106	Structured Asset Investment Loan Trust, Ser. 2004-2, Class A4, 0.944%, 03/25/34(a)	77,450
376	Ser. 2004-8, Class A8, 1.239%, 09/25/34(a)	337,114

		8,110,628

	Total asset-backed securities	16,319,299

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	23

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS(a) 1.6%

Automotive 0.1%
$199	Chrysler LLC, 5.220%, 05/24/17	$202,028

Chemicals 0.2%
249	Ashland, Inc., 3.750%, 08/23/18	248,878
249	Rockwood Holdings, Inc., 3.500%, 02/09/18	249,988

		498,866

Consumer
142	Visant Corp., 5.250%, 12/22/16	139,649

Electric 0.2%
397	Calpine Corp., 4.500%, 04/01/18	397,347

Foods 0.1%
149	Del Monte Foods Co., 4.500%, 03/08/18	147,688

Gaming 0.1%
142	CCM Merger, Inc., 6.750%, 03/01/17	141,442
250	Scientific Games Corp., 2.995%, 06/30/15	248,750

		390,192

Healthcare & Pharmaceutical 0.4%
466	Community Health Systems, Inc., 3.989%, 01/25/17	460,287
	HCA, Inc.,
56	3.489%, 02/02/16	55,548
134	3.720%, 03/31/17	131,438
446	RPI Finance Trust, 4.000%, 05/09/18	446,651

		1,093,924

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS(a) (Continued)

Retailers 0.1%
$320	Dollar General Corp., 3.202%, 07/07/14	$320,358

Technology 0.3%
	First Data Corp.,
237	4.240%, 03/26/18	215,883
18	5.240%, 03/24/17	17,166
397	Sensata Technologies BV, 4.000%, 05/12/18	396,997
	SunGard Data Systems, Inc.,
117	3.947%, 02/28/16	117,122
5	3.991%, 02/28/17	4,598

		751,766

Telecommunications 0.1%
296	Fibertech Networks LLC, 6.750%, 11/30/16	296,620

	Total bank loans	4,238,438

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.4%
700	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4, 5.749%, 06/10/46(a)	791,993
600	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4, 5.100%, 08/15/38(a)	664,420
544	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A2, 5.589%, 09/15/40	545,992
400	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3, 5.812%, 05/15/46(a)	430,773
1,000	GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4, 5.328%, 03/10/44(a)	1,104,756
600	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5, 5.224%, 04/10/37(a)	651,125
485	Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	490,511

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	25

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$209	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2, 5.778%, 08/10/45(a)	$212,999
224	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A3A1, 4.871%, 10/15/42	224,162
1,000	Ser. 2005-LDP5, Class A4, 5.198%, 12/15/44(a)	1,119,326
607	Ser. 2007-LD12, Class A2, 5.827%, 02/15/51	614,150
700	LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4, 5.661%, 03/15/39(a)	784,359
1,917	Ser. 2007-C6, Class A2, 5.845%, 07/15/40	1,965,362
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 5.899%, 06/12/46(a)	1,135,780
575	Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2, 5.425%, 02/12/51	581,002
740	Morgan Stanley Capital I, Ser. 2005-IQ9, Class A4, 4.660%, 07/15/56	788,743
800	Ser. 2006-HQ8, Class A4, 5.419%, 03/12/44(a)	892,396
500	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.418%, 01/15/45(a)	554,647
636	Ser. 2007-C34, Class A2, 5.569%, 05/15/46	642,194

	Total commercial mortgage-backed securities	14,194,690

CORPORATE BONDS 23.9%

Aerospace & Defense 0.2%
370	Be Aerospace, Inc., Sr. Unsec’d. Notes, 8.500%, 07/01/18	409,775
75	L-3 Communications Corp., Gtd. Notes, 4.750%, 07/15/20	79,677

		489,452

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Airlines 0.3%
$98	Continental Airlines, Inc., Pass-thru Certs., Ser. A, 4.750%, 01/12/21	$101,507
220	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	238,020
24	Ser. 2A, 4.950%, 05/23/19	25,499
247	Ser. A, 5.300%, 04/15/19	260,568
117	United Airlines, Inc., Pass-thru Certs., Ser. 071A, 6.636%, 07/02/22	122,437

		748,031

Automotive 0.3%
50	BorgWarner, Inc., Sr. Unsec’d. Notes, 4.625%, 09/15/20	54,066
350	Delphi Corp., Gtd. Notes, 144A, 5.875%, 05/15/19	367,500
225	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 5.625%, 09/15/15	243,866
100	Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN, 2.700%, 03/15/17	99,991
75	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	81,628

		847,051

Banking 5.8%
440	American Express Co., Sr. Unsec’d. Notes, 8.125%, 05/20/19	582,766
750	American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 2.800%, 09/19/16(e)	777,224
235	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(a)	242,452
225	Sr. Unsec’d. Notes, 5.700%, 01/24/22	236,198
540	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21	537,473

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	27

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
$120	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16	$119,484
400	Sub. Notes, 4.750%, 08/15/13	410,760
200	Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, 7.250%, 02/01/18	243,297
350	Capital One Bank USA NA, Sub. Notes, 8.800%, 07/15/19	442,015
170	Capital One Capital V, Ltd. Gtd. Notes, 10.250%, 08/15/39	177,225
115	Capital One Financial Corp., Sub. Notes, 6.150%, 09/01/16	127,129
425	Citigroup, Inc., Sr. Unsec’d. Notes, 4.500%, 01/14/22	432,470
385	6.125%, 05/15/18	427,355
600	6.500%, 08/19/13	632,627
110	8.125%, 07/15/39	143,318
605	8.500%, 05/22/19(e)	751,700
300	Sub. Notes, 5.500%, 02/15/17	314,720
205	Goldman Sachs Group, Inc. (The), Sr. Notes, 6.250%, 02/01/41	208,309
1,200	Sr. Unsec’d. Notes, 5.250%, 07/27/21(e)	1,214,349
185	Sub. Notes, 6.750%, 10/01/37	183,013
225	HSBC USA, Inc., Sr. Unsec’d. Notes, 2.375%, 02/13/15	227,460
450	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49(a)	493,038
800	Sr. Unsec’d. Notes, 3.150%, 07/05/16	829,119
30	4.250%, 10/15/20	31,421
830	4.350%, 08/15/21(e)	869,030
150	6.000%, 01/15/18	173,314

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
$90	KeyCorp, Sr. Unsec’d. Notes, MTN, 5.100%, 03/24/21	$101,175
600	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN, 5.450%, 02/05/13	616,419
65	6.050%, 08/15/12	65,942
600	Morgan Stanley, Sr. Unsec’d. Notes, 5.500%, 07/28/21	586,581
670	Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	662,000
275	PNC Funding Corp., Gtd. Notes, 2.700%, 09/19/16	286,214
50	Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 4.625%, 04/19/16	49,827
245	State Street Corp., Jr. Sub. Debs., 4.956%, 03/15/18	259,612
300	SunTrust Banks, Inc., Sr. Unsec’d. Notes, 5.250%, 11/05/12	306,395
340	US Bancorp, Jr. Sub. Notes, 3.442%, 02/01/16	352,718
150	USB Capital XIII Trust, Ltd. Gtd. Notes, 6.625%, 12/15/39	152,960
370	Wachovia Bank NA, Sub. Notes, MTN, 4.875%, 02/01/15	398,897
425	Wells Fargo & Co., Sr. Unsec’d. Notes, 3.676%, 06/15/16(e)	455,958
120	Sr. Unsec’d. Notes, MTN, 3.500%, 03/08/22	121,546
130	4.600%, 04/01/21	142,794

		15,386,304

Brokerage
100	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN, 6.875%, 05/02/18(f)	25,250

Building Materials & Construction 0.3%
110	CRH America, Inc., Gtd. Notes, 8.125%, 07/15/18	130,627

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	29

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
$260	Masco Corp., Sr. Unsec’d. Notes, 7.125%, 08/15/13	$275,108
420	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 05/15/15	443,143

		848,878

Cable 1.3%
250	Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 11/15/17	270,000
500	CSC Holdings LLC, Sr. Unsec’d. Notes, 8.500%, 04/15/14	551,250
185	8.625%, 02/15/19	209,975
325	Sr. Unsec’d. Notes, 144A, 6.750%, 11/15/21	337,188
125	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd.Notes, 3.500%, 03/01/16	131,964
25	3.550%, 03/15/15	26,448
265	4.750%, 10/01/14	287,078
900	Dish DBS Corp., Gtd. Notes, 6.625%, 10/01/14	976,500
195	Time Warner Cable, Inc., Gtd. Notes, 6.750%, 07/01/18	238,042
300	8.750%, 02/14/19	396,119

		3,424,564

Capital Goods 0.9%
400	Actuant Corp., Gtd. Notes, 144A, 5.625%, 06/15/22	410,500
300	Case New Holland, Inc., Gtd. Notes, 7.750%, 09/01/13	320,250
145	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 5.850%, 09/01/17	174,041
300	Clean Harbors, Inc., Sr. Sec’d. Notes, 7.625%, 08/15/16	315,000

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
	ERAC USA Finance Co., Gtd. Notes, 144A, 6.375%, 10/15/17
$250	(original cost $273,750; purchased 02/09/10)(d)(g) 7.000%, 10/15/37	$291,976
190	(original cost $221,242; purchased 10/26/11)(d)(g)	221,282
50	Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A, 4.875%, 09/15/41	55,711
100	Textron, Inc., Sr. Unsec’d. Notes, 5.600%, 12/01/17	109,436
200	7.250%, 10/01/19	233,023
225	Xylem, Inc., Sr. Unsec’d. Notes, 144A, 4.875%, 10/01/21	245,003

		2,376,222

Chemicals 0.5%
75	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 5.900%, 02/15/15	84,293
250	7.600%, 05/15/14	281,762
152	9.400%, 05/15/39	237,649
75	Ecolab, Inc., Sr. Unsec’d. Notes, 5.500%, 12/08/41	86,131
25	PPG Industries, Inc., Sr. Unsec’d. Notes, 5.500%, 11/15/40	28,516
650	Reliance Holdings USA, Inc., Gtd. Notes, 144A, 5.400%, 02/14/22	651,657

		1,370,008

Consumer 0.3%
540	Sealy Mattress Co., Sr. Sec’d. Notes, 144A, 10.875%, 04/15/16	585,905
250	Service Corp. International, Sr. Unsec’d. Notes, 7.000%, 06/15/17	278,750

		864,655

Electric 0.5%
250	AES Corp. (The), Sr. Unsec’d. Notes, 8.000%, 10/15/17	285,000
250	9.750%, 04/15/16	295,000

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	31

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
$350	Duke Energy Corp., Sr. Unsec’d. Notes, 6.300%, 02/01/14	$382,557
150	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes, 10.875%, 06/01/16 (original cost $146,609; purchased 09/30/09)(d)(g)	165,000
105	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 6.800%, 09/01/18	124,764
100	Peco Energy Co., First. Ref. Mtge., 5.350%, 03/01/18	118,878
50	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 05/15/18	61,211

		1,432,410

Energy—Integrated 0.1%
295	Hess Corp., Sr. Unsec’d. Notes, 7.000%, 02/15/14	325,302

Energy—Other 0.5%
175	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	207,972
35	6.450%, 09/15/36	41,497
450	Forest Oil Corp., Gtd. Notes, 8.500%, 02/15/14	483,750
170	Nabors Industries, Inc., Gtd. Notes, 4.625%, 09/15/21	180,478
100	Phillips 66, Gtd. Notes, 144A, 2.950%, 05/01/17	102,612
200	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 6.875%, 05/01/18	235,446

		1,251,755

Foods 2.1%
250	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 4.125%, 01/15/15	271,260
225	8.000%, 11/15/39	350,122
1,100	ARAMARK Corp., Gtd. Notes, 8.500%, 02/01/15	1,127,511

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
$755	ARAMARK Holdings Corp., Sr. Unsec’d. Notes, 144A, PIK, 8.625%, 05/01/16	$772,939
250	ConAgra Foods, Inc., Sr. Unsec’d. Notes, 7.000%, 04/15/19	298,304
200	Darling International, Inc., Gtd. Notes, 8.500%, 12/15/18	224,250
300	Ingles Markets, Inc., Sr. Unsec’d. Notes, 8.875%, 05/15/17	324,750
190	JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A, 7.250%, 06/01/21	181,450
75	JM Smucker Co. (The), Gtd. Notes, 3.500%, 10/15/21	78,096
75	Kraft Foods, Inc., Sr. Unsec’d. Notes, 6.875%, 01/26/39	96,947
350	SABMiller Holdings, Inc., Gtd. Notes, 144A, 3.750%, 01/15/22	364,004
550	Smithfield Foods, Inc., Sr. Sec’d. Notes, 10.000%, 07/15/14	643,500
350	Stater Bros. Holdings, Inc., Gtd. Notes, 7.750%, 04/15/15	357,875
205	SUPERVALU, Inc., Sr. Unsec’d. Notes, 7.500%, 11/15/14	208,844
90	Tyson Foods, Inc., Gtd. Notes, 6.850%, 04/01/16	102,038
250	Wendy’s/Arby’s Restaurants LLC, Gtd. Notes, 10.000%, 07/15/16	271,875

		5,673,765

Gaming 0.6%
205	Ameristar Casinos, Inc., Gtd. Notes, 7.500%, 04/15/21	216,787
200	Marina District Finance Co., Inc., Sr. Sec’d. Notes, 9.500%, 10/15/15	194,500
700	MGM Resorts International, Sr. Sec’d. Notes, 13.000%, 11/15/13	812,000
400	Pinnacle Entertainment, Inc., Gtd. Notes, 8.625%, 08/01/17	438,000

		1,661,287

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	33

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical 0.7%
$325	Amgen, Inc., Sr. Unsec’d. Notes, 5.150%, 11/15/41	$338,698
50	Becton Dickinson And Co., Sr. Unsec’d. Notes, 5.000%, 11/12/40	55,729
125	Gilead Sciences, Inc., Sr. Unsec’d. Notes, 5.650%, 12/01/41	139,676
250	HCA, Inc., Gtd. Notes, 8.000%, 10/01/18	278,437
400	Sr. Unsec’d. Notes, 7.190%, 11/15/15	413,000
35	Sr. Unsec’d. Notes, MTN, 9.000%, 12/15/14	38,500
170	Mylan, Inc., Gtd. Notes, 144A, 7.625%, 07/15/17	188,275
200	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 5.000%, 08/15/14	213,961
70	Wyeth, Gtd. Notes, 6.450%, 02/01/24	92,405

		1,758,681

Healthcare Insurance 0.4%
225	Cigna Corp., Sr. Unsec’d. Notes, 5.375%, 02/15/42	238,278
140	5.875%, 03/15/41	156,773
360	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/15	391,117
235	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 6.625%, 11/15/37	305,673

		1,091,841

Insurance 0.9%
25	Allstate Corp. (The), Sr. Unsec’d. Notes, 5.200%, 01/15/42	27,077
300	American International Group, Inc., Sr. Unsec’d. Notes, 4.875%, 09/15/16	319,925
75	6.400%, 12/15/20	86,149
100	8.250%, 08/15/18	121,163

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
$300	Sr. Unsec’d. Notes, MTN, 5.850%, 01/16/18	$329,940
140	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)	143,325
175	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, 5.125%, 04/15/22	176,756
90	Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 03/15/35	93,730
30	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(a)	27,900
80	Sr. Unsec’d. Notes, 6.300%, 10/09/37	87,438
200	8.750%, 07/01/19	255,830
100	MetLife, Inc., Sr. Unsec’d. Notes, 7.717%, 02/15/19	126,886
50	Northwestern Mutual Life Insurance, Sub. Notes, 144A, 6.063%, 03/30/40	59,574
100	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(a)	104,750
210	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	263,049
245	Unum Group, Sr. Unsec’d. Notes, 7.125%, 09/30/16	282,917

		2,506,409

Lodging 0.4%
376	Felcor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14	432,400
420	Host Hotels & Resorts LP, Gtd. Notes, Ser. O, 6.375%, 03/15/15	425,775
125	Marriott International, Inc., Sr. Unsec’d. Notes, 3.000%, 03/01/19	124,270
150	Wyndham Worldwide Corp., Sr. Unsec’d. Notes, 5.750%, 02/01/18	166,502

		1,148,947

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	35

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment 1.4%
$500	CBS Corp., Gtd. Notes, 8.200%, 05/15/14	$567,899
130	Historic TW, Inc., Gtd. Notes, 6.625%, 05/15/29	155,546
100	NBCUniversal Media LLC, Sr. Unsec’d. Notes, 4.375%, 04/01/21	109,005
415	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	460,961
120	6.150%, 02/15/41	137,718
60	6.900%, 08/15/39	70,750
450	Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 11.625%, 02/01/14	520,875
600	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes, 4.950%, 04/01/14	615,000
450	8.600%, 08/15/16	471,375
200	SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes, 11.125%, 06/01/18	221,500
99	Time Warner Cos., Inc., Gtd. Notes, 6.950%, 01/15/28	121,174
55	Viacom, Inc., Sr. Unsec’d. Notes, 4.375%, 09/15/14	59,247
165	6.750%, 10/05/37	209,971

		3,721,021

Metals 0.9%
125	Arch Western Finance LLC, Sr. Sec’d. Notes, 6.750%, 07/01/13	125,000
195	Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 3.550%, 03/01/22	192,676
800	Metals USA, Inc., Sr. Sec’d. Notes, 11.125%, 12/01/15	835,500
200	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/01/39	230,195
675	Peabody Energy Corp., Gtd. Notes, 144A, 6.000%, 11/15/18	685,125
400	Steel Dynamics, Inc., Gtd. Notes, 6.750%, 04/01/15	407,000

		2,475,496

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)

	CORPORATE BONDS (Continued)

	Non-Captive Finance 1.6%
	$125	CIT Group, Inc., Gtd. Notes, 144A, 7.000%, 05/02/17	$125,313
CHF	1,000	General Electric Capital Corp., Sr. Unsec’d. Notes, 4.375%, 12/05/12	1,126,011
	165	Sr. Unsec’d. Notes, MTN, 4.625%, 01/07/21	178,974
	585	5.875%, 01/14/38(e)	654,079
SGD	200	Sr. Unsec’d. Notes, Ser. G, MTN, 2.960%, 05/18/12	161,720
	100	Sub. Notes, 5.300%, 02/11/21	110,115
	200	International Lease Finance Corp., Sr. Sec’d. Notes, 144A, 6.500%, 09/01/14	212,500
	75	Sr. Unsec’d. Notes, 5.750%, 05/15/16	76,288
	125	6.250%, 05/15/19	126,234
	55	SLM Corp., Sr. Notes, MTN, 6.250%, 01/25/16	56,650
	510	Sr. Unsec’d. Notes, MTN, 5.050%, 11/14/14	520,261
	60	8.000%, 03/25/20	63,750
	225	8.450%, 06/15/18	246,375
	390	Sr. Unsec’d. Notes, Ser. A, MTN, 5.000%, 04/15/15	393,950
	75	Unsec’d. Notes, MTN, 6.000%, 01/25/17	76,312

			4,128,532

	Packaging 0.3%
	140	Greif, Inc., Sr. Unsec’d. Notes, 7.750%, 08/01/19	158,200
	600	Sealed Air Corp., Sr. Unsec’d. Notes, 144A, 5.625%, 07/15/13	618,456

			776,656

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	37

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Paper 0.5%
$130	International Paper Co., Sr. Unsec’d. Notes, 6.000%, 11/15/41	$140,382
75	7.300%, 11/15/39	92,802
200	7.950%, 06/15/18	250,478
450	MeadWestvaco Corp., Sr. Unsec’d. Notes, 7.375%, 09/01/19	538,183
175	Rock-Tenn Co., Unsec’d. Notes, 144A, 4.450%, 03/01/19	178,186

		1,200,031

Pipelines & Other 0.3%
200	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 6.625%, 11/01/37	242,946
85	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 4.650%, 06/01/21	87,957
100	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 5.850%, 09/15/12	101,667
170	7.300%, 08/15/33	200,250
75	Northwest Pipeline GP, Sr. Unsec’d. Notes, 6.050%, 06/15/18	89,492

		722,312

Real Estate Investment Trusts 0.4%
250	Hospitality Properties Trust, Sr. Unsec’d. Notes, 7.875%, 08/15/14	273,592
100	Post Apartment Homes LP, Sr. Unsec’d. Notes, 5.450%, 06/01/12	100,273
45	Simon Property Group LP, Sr. Unsec’d. Notes, 2.800%, 01/30/17	46,431
50	3.375%, 03/15/22	49,999
95	4.200%, 02/01/15	101,928
40	6.125%, 05/30/18	47,232
125	6.750%, 05/15/14	136,480
200	WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A, 5.750%, 09/02/15	219,779

		975,714

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Retailers 0.5%
$200	CVS Caremark Corp., Sr. Unsec’d. Notes, 6.125%, 09/15/39	$240,848
75	Macy’s Retail Holdings, Inc., Gtd. Notes, 3.875%, 01/15/22	77,215
50	Nordstrom, Inc., Sr. Unsec’d. Notes, 4.000%, 10/15/21	54,901
450	Susser Holdings LLC/Susser Finance Corp., Gtd. Notes, 8.500%, 05/15/16	492,750
250	Target Corp., Sr. Unsec’d. Notes, 7.000%, 01/15/38	341,808

		1,207,522

Technology 0.6%
250	Amphenol Corp., Sr. Unsec’d. Notes, 4.750%, 11/15/14	271,020
50	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	51,832
400	Commscope, Inc., Gtd. Notes, 144A, 8.250%, 01/15/19	427,000
50	Fiserv, Inc., Gtd. Notes, 3.125%, 10/01/15	51,782
45	3.125%, 06/15/16	46,555
150	SunGard Data Systems, Inc., Gtd. Notes, 7.625%, 11/15/20	159,937
250	10.250%, 08/15/15	259,063
225	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	239,781

		1,506,970

Telecommunications 0.9%
225	AT&T, Inc., Sr. Unsec’d. Notes, 5.550%, 08/15/41	256,842
130	6.550%, 02/15/39	161,137
300	CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A, 7.750%, 05/01/17	327,000

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	39

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
	Embarq Corp., Sr. Unsec’d. Notes, 7.082%, 06/01/16
$465	(original cost $525,632; purchased 05/04/11 - 05/11/11)(d)(g)	$528,506
250	Metropcs Wireless, Inc., Gtd. Notes, 7.875%, 09/01/18	256,250
290	Nextel Communications, Inc., Gtd. Notes, Ser. E, 6.875%, 10/31/13	290,000
300	Paetec Holding Corp., Sr. Sec’d. Notes, 8.875%, 06/30/17	327,750
85	Verizon Communications, Inc., Sr. Unsec’d. Notes, 6.400%, 02/15/38	106,323

		2,253,808

Tobacco 0.4%
250	Altria Group, Inc., Gtd. Notes, 9.950%, 11/10/38	394,940
60	Lorillard Tobacco Co., Gtd. Notes, 3.500%, 08/04/16	62,872
80	8.125%, 06/23/19	99,664
300	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17	359,897

		917,373

	Total corporate bonds	63,116,247

MUNICIPAL BONDS 1.7%
75	California St. Build America Bonds, 7.625%, 03/01/40	99,952
115	Taxable Var. Purp. GO, 7.500%, 04/01/34	148,095
100	Chicago Ill. Brd. Ed., Build America Bonds, Taxable Ser. E, 6.138%, 12/01/39	114,237
60	City of Chicago IL, O’Hare International Arpt., Build America Bonds, 6.395%, 01/01/40	75,869
275	Connecticut St. Spl. Tax Obligation Rev., Build America Bonds, 5.459%, 11/01/30	315,007

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)

MUNICIPAL BONDS (Continued)
$175	District of Columbia Income Tax Rev., Build America Bonds, 5.582%, 12/01/35	$219,492
175	District of Columbia Wtr. & Sewr. Auth. Pub. Util. Rev., Taxable, Build America Bonds, 5.522%, 10/01/44	211,503
125	Metropolitan Government of Nashville & Davidson Cnty., Convention Center Auth., Build America Bonds, 6.731%, 07/01/43	151,534
200	New Jersey St. Tpk. Auth. Tpk. Rev., Build America Bonds, Ser. A, Taxable, Issuer Subsidy Rev., 7.102%, 01/01/41	279,638
100	Ser. F, 7.414%, 01/01/40	145,015
250	New York, NY, Build America Bonds, 5.968%, 03/01/36	314,827
165	Ohio St. Univ. Gen. Rcpts., Build America Bonds, 4.910%, 06/01/40	191,233
500	Ohio St. Wtr. Dev. Auth. Wtr. Pollutn. Ctl. Rev. Taxable, Build America Bonds, 4.879%, 12/01/34	562,145
295	Pennsylvania St. Tpk. Commission, Tpk. Rev., Build America Bonds, 5.511%, 12/01/45	339,052
75	Regional Transn. Dist. Colo. Sales Tax Rev., Build America Bonds, Ser. B, 5.844%, 11/01/50	97,732
250	Salt River Project Agricultural Improvement & Pwr. Dist., Elec. Sys. Rev., Build America Bonds, 4.839%, 01/01/41	289,338
150	Texas St. Transn. Commn. Rev. Taxable First Tier. Ser. B, Build America Bonds, Direct pmt., 5.028%, 04/01/26	184,788
150	University of Calif. Rev. Build America Bonds, 5.770%, 05/15/43	183,141
250	University TX, Perm. Univ. Build America Bonds, 5.262%, 07/01/39	309,140
150	Utah St. Build America Bonds, Ser. D, GO, 4.554%, 07/01/24	177,309

	Total municipal bonds	4,409,047

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	41

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

U.S. TREASURY SECURITIES 1.0%
$170	U.S. Treasury Bonds, 3.125%, 11/15/41	$170,531
	U.S. Treasury Notes,
520	0.875%, 04/30/17	521,625
2,045	2.000%, 02/15/22	2,060,338

	Total U.S. treasury securities	2,752,494

PREFERRED STOCK

Shares

Banking
4,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)	106,520

	Total long-term investments (cost $241,579,091)	250,579,055

SHORT-TERM INVESTMENTS 3.2%

Affiliated Money Market Mutual Fund 2.2%
5,676,110	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $5,676,110)(h)	5,676,110

OPTIONS PURCHASED* 1.0%

Notional Amount (000)#

Call Option
4,857	Euro/United States Dollar expiring 05/10/12 @ 1.315	62,096

Contracts

Call Option
4	JPN 10 Year Future Option expiring 05/31/12, Strike Price $144.000	2,004

Notional Amount (000)#

Put Options
10,800	Euro/Turkish Lira expiring 01/10/13 @ 2.582	988,374

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Notional Amount (000)#	Description	Value (Note 1)

Put Options (cont’d.)
$2,485	United States Dollar/Brazilian Real expiring 03/25/13 @ 1.930	$79,505
5,200	United States Dollar/Chinese Yuan Renminbi expiring 04/11/13 @ 6.276	30,111
7,673	expiring 04/12/13 @ 6.400	125,184
6,500	expiring 10/25/12 @ 6.450	137,070
13,630	United States Dollar/Indian Rupee expiring 01/03/13 @ 56.180	661,703
13,357	United States Dollar/Romanian New Lei expiring 12/20/12 @ 3.390	523,607
2,560	United States Dollar/Russian Rouble expiring 04/11/13 @ 31.130	128,727

Contracts

Put Option
32	10 Year U.S. Treasury Notes expiring 05/25/12 , Strike Price $130.500	5,000

	Total options purchased (cost $3,202,412)	2,743,381

	Total short-term investments (cost $8,878,522)	8,419,491

	Total Investments, Before Options Written 98.1% (cost $250,457,613; Note 5)	258,998,546

OPTIONS WRITTEN*

Call Option
4	JPN 10 Year Future Option expiring 05/31/12 , Strike Price $143.500 (premiums received $5,779)	(8,016)

	Total Investments, Net of Options Written 98.1% (cost $250,451,834)	258,990,530
	Other assets in excess of liabilities(i) 1.9%	4,981,363

	Net Assets 100.0%	$263,971,893

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	43

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

GO—General Obligation

MTN—Medium Term Note

NA—Not Applicable

PIK—Payment-in-Kind

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—Taiwan Dollar

ZAR—South African Rand

BTP—Buoni del Tesoro Poliennali - Long Term Treasury Bonds

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

AONIA—Overnight Reserve Bank of Australia Rate

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BKIBOR—Bangkok Interbank Offered Rate

CIBOR—Copenhagen Interbank Offered Rate

CLOIS—Sinacofi Chile Interbank Rate Average

CNDR7D—7 Day Fixing Repo Rates

CPI—Consumer Price Index

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

LIBOR—London Interbank Offered Rate

NIBOR—Norway Interbank Offered Rate

OIS—Overnight Index Swap

NSA—Non-Seasonally Adjusted

PRIBOR—Prague Interbank Offered Rate

SONIA—Sterling Overnight Index Average

SOR—Swap Offer Rate

STIBOR—Stockholm Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2012.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield at April 30, 2012.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security, the aggregate original cost of such securities is $1,167,233. The aggregate value of $1,206,764 is approximately 0.5% of net assets.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	45

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding as of April 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
	Long Positions:
76	2 Year U.S. Treasury Notes	Jun. 2012	$16,756,370	$16,761,563	$5,193
180	5 Year U.S. Treasury Notes	Jun. 2012	22,277,165	22,283,438	6,273
7	AUST. 10 Year Bond	Jun. 2012	861,450	873,922	12,472
44	CAN 10 Year Bond	Jun. 2012	5,878,266	5,881,662	3,396
27	Euro-BTP Italian Gov’t. Bond	Jun. 2012	3,616,325	3,635,096	18,771
38	Euro-Bund	Jun. 2012	6,919,224	7,096,895	177,671
11	Euro-Buxl 30 Year	Jun. 2012	1,842,500	1,878,326	35,826
4	JPY 10 Year Bond	Jun. 2012	7,123,513	7,170,341	46,828
19	Long Gilt	Jun. 2012	3,559,692	3,564,851	5,159
50	U.S. Long Bond	Jun. 2012	7,081,202	7,143,750	62,548
	Short Positions:
33	10 Year U.S. Treasury Notes	Jun. 2012	4,343,791	4,365,281	(21,490)
19	AUST. 3 Year Bond	Jun. 2012	2,130,682	2,149,477	(18,795)
30	Euro-BOBL	Jun. 2012	4,932,185	4,975,776	(43,591)
24	Euro Schatz	Jun. 2012	3,509,489	3,513,621	(4,132)
13	U.S. Ultra Bond	Jun. 2012	2,036,048	2,051,563	(15,515)

					$270,614

Forward foreign currency exchange contracts outstanding at April 30, 2012:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Argentine Peso
Expiring 05/16/12	Citibank NA	ARS	3,228,619	$697,100	$725,861	$28,761
Expiring 05/16/12	Citibank NA	ARS	2,869,703	610,900	645,170	34,270
Expiring 12/31/12	Citibank NA	ARS	4,658,261	894,100	918,206	24,106
Expiring 12/31/12	Citibank NA	ARS	1,729,582	339,800	340,924	1,124
Expiring 03/14/13	Citibank NA	ARS	6,261,741	1,215,400	1,182,187	(33,213)
Australian Dollar
Expiring 05/23/12	Citibank NA	AUD	502,000	518,152	521,659	3,507
Expiring 05/23/12	Citibank NA	AUD	495,609	508,965	515,018	6,053
Expiring 05/23/12	Deutsche Bank AG	AUD	619,700	635,056	643,969	8,913

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Australian Dollar (cont’d.)
Expiring 05/23/12	JPMorgan	AUD	609,903	$632,400	$633,788	$1,388
Expiring 05/23/12	Morgan Stanley	AUD	4,078,590	4,303,234	4,238,315	(64,919)
Expiring 05/23/12	Morgan Stanley	AUD	1,007,952	1,039,500	1,047,425	7,925
Expiring 05/23/12	Morgan Stanley	AUD	863,803	895,100	897,631	2,531
Expiring 05/23/12	Morgan Stanley	AUD	738,600	758,048	767,525	9,477
Expiring 05/23/12	Morgan Stanley	AUD	701,165	736,400	728,624	(7,776)
Expiring 05/23/12	Morgan Stanley	AUD	465,079	482,208	483,293	1,085
Expiring 05/23/12	UBS AG	AUD	479,199	501,600	497,965	(3,635)
Expiring 05/23/12	UBS AG	AUD	243,736	252,900	253,281	381
Expiring 05/24/12	UBS AG	AUD	734,963	758,800	763,656	4,856
Brazilian Real
Expiring 07/11/12	Citibank NA	BRL	2,453,759	1,292,200	1,269,519	(22,681)
Expiring 07/11/12	Citibank NA	BRL	1,186,083	638,400	613,653	(24,747)
Expiring 07/11/12	UBS AG	BRL	1,175,120	635,200	607,980	(27,220)
British Pound
Expiring 05/24/12	UBS AG	GBP	481,500	761,587	781,296	19,709
Expiring 05/25/12	Deutsche Bank AG	GBP	390,100	618,394	632,983	14,589
Expiring 05/25/12	Deutsche Bank AG	GBP	319,553	507,200	518,513	11,313
Expiring 05/25/12	JPMorgan	GBP	496,510	785,390	805,646	20,256
Expiring 05/25/12	JPMorgan	GBP	480,036	762,400	778,914	16,514
Expiring 05/25/12	JPMorgan	GBP	402,175	653,400	652,577	(823)
Expiring 05/25/12	Morgan Stanley	GBP	621,339	986,000	1,008,195	22,195
Expiring 05/25/12	Morgan Stanley	GBP	403,775	646,713	655,173	8,460
Expiring 05/25/12	Morgan Stanley	GBP	403,500	646,272	654,726	8,454
Expiring 05/25/12	Morgan Stanley	GBP	401,283	644,500	651,128	6,628
Expiring 05/25/12	Morgan Stanley	GBP	314,600	502,600	510,476	7,876
Expiring 05/25/12	UBS AG	GBP	8,597,203	13,621,967	13,949,968	328,001
Canadian Dollar
Expiring 05/22/12	Citibank NA	CAD	12,065,896	12,145,730	12,208,410	62,680
Expiring 05/22/12	Citibank NA	CAD	1,513,237	1,523,900	1,531,111	7,211
Expiring 05/22/12	Deutsche Bank AG	CAD	757,171	761,162	766,114	4,952
Expiring 05/22/12	JPMorgan	CAD	852,309	862,800	862,376	(424)
Expiring 05/22/12	JPMorgan	CAD	512,268	519,800	518,318	(1,482)
Expiring 05/22/12	Morgan Stanley	CAD	1,018,733	1,023,000	1,030,766	7,766
Expiring 05/22/12	Morgan Stanley	CAD	805,300	812,340	814,812	2,472
Expiring 05/22/12	Morgan Stanley	CAD	764,041	771,300	773,065	1,765
Expiring 05/22/12	Morgan Stanley	CAD	515,600	519,110	521,690	2,580
Expiring 05/22/12	Morgan Stanley	CAD	502,256	505,900	508,188	2,288
Expiring 05/22/12	Morgan Stanley	CAD	332,428	331,400	336,355	4,955
Expiring 05/22/12	UBS AG	CAD	764,992	772,017	774,028	2,011
Expiring 05/22/12	UBS AG	CAD	586,700	590,237	593,630	3,393

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	47

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Chilean Peso
Expiring 07/12/12	JPMorgan	CLP	992,460,299	$2,007,810	$2,027,806	$19,996
Expiring 08/10/12	Citibank NA	CLP	623,148,460	1,269,400	1,269,277	(123)
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley	CNY	51,328,160	8,113,200	8,116,729	3,529
Expiring 08/02/12	UBS AG	CNY	33,327,000	5,250,000	5,270,133	20,133
Expiring 08/02/12	UBS AG	CNY	21,068,100	3,304,800	3,331,583	26,783
Expiring 08/02/12	UBS AG	CNY	6,400,188	1,011,200	1,012,087	887
Expiring 08/02/12	UBS AG	CNY	5,693,255	905,200	900,297	(4,903)
Expiring 08/02/12	UBS AG	CNY	3,145,000	500,000	497,332	(2,668)
Expiring 10/29/12	Morgan Stanley	CNY	27,960,311	4,423,400	4,416,898	(6,502)
Expiring 03/20/13	UBS AG	CNY	46,553,944	7,363,800	7,345,445	(18,355)
Expiring 03/20/13	UBS AG	CNY	23,544,745	3,717,200	3,714,973	(2,227)
Expiring 03/20/13	UBS AG	CNY	21,663,622	3,426,568	3,418,163	(8,405)
Expiring 03/20/13	UBS AG	CNY	10,217,862	1,615,600	1,612,210	(3,390)
Colombian Peso
Expiring 05/16/12	Citibank NA	COP	4,795,594,972	2,673,502	2,714,777	41,275
Expiring 05/16/12	Citibank NA	COP	1,258,462,400	711,800	712,413	613
Expiring 05/16/12	Citibank NA	COP	1,145,928,000	638,400	648,708	10,308
Expiring 10/24/12	Citibank NA	COP	1,402,517,700	775,300	780,418	5,118
Czech Koruna
Expiring 05/24/12	Citibank NA	CZK	19,482,361	1,039,500	1,033,769	(5,731)
Expiring 05/24/12	Citibank NA	CZK	9,134,998	494,900	484,719	(10,181)
Expiring 05/24/12	JPMorgan	CZK	67,988,516	3,681,831	3,607,591	(74,240)
Expiring 05/24/12	JPMorgan	CZK	19,259,018	1,023,000	1,021,918	(1,082)
Expiring 05/24/12	JPMorgan	CZK	12,219,419	646,255	648,384	2,129
Expiring 05/24/12	UBS AG	CZK	12,334,517	662,700	654,491	(8,209)
Danish Krone
Expiring 05/24/12	Morgan Stanley	DKK	5,730,055	1,021,261	1,019,711	(1,550)
Euro
Expiring 05/22/12	Citibank NA	EUR	937,800	1,244,493	1,241,471	(3,022)
Expiring 05/22/12	Citibank NA	EUR	469,100	622,512	621,000	(1,512)
Expiring 05/22/12	UBS AG	EUR	613,700	808,296	812,424	4,128
Expiring 05/24/12	Citibank NA	EUR	586,900	767,532	776,952	9,420
Expiring 05/24/12	Deutsche Bank AG	EUR	586,700	775,185	776,687	1,502
Expiring 05/24/12	JPMorgan	EUR	974,400	1,274,924	1,289,933	15,009
Expiring 05/24/12	JPMorgan	EUR	393,200	515,798	520,527	4,729
Expiring 05/24/12	JPMorgan	EUR	391,100	516,746	517,747	1,001
Expiring 05/24/12	Morgan Stanley	EUR	680,700	892,331	901,127	8,796
Expiring 05/25/12	Citibank NA	EUR	1,400,743	1,845,800	1,854,344	8,544

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Euro (cont’d.)
Expiring 05/25/12	Citibank NA	EUR	948,900	$1,256,106	$1,256,181	$75
Expiring 05/25/12	Citibank NA	EUR	584,300	764,515	773,513	8,998
Expiring 05/25/12	Goldman Sachs	EUR	931,017	1,227,300	1,232,506	5,206
Expiring 05/25/12	JPMorgan	EUR	651,400	862,636	862,342	(294)
Expiring 05/25/12	JPMorgan	EUR	455,100	607,141	602,474	(4,667)
Expiring 05/25/12	JPMorgan	EUR	242,949	320,000	321,623	1,623
Expiring 05/25/12	Morgan Stanley	EUR	979,715	1,300,000	1,296,975	(3,025)
Expiring 05/25/12	Morgan Stanley	EUR	931,197	1,227,300	1,232,745	5,445
Expiring 05/25/12	Morgan Stanley	EUR	651,120	862,800	861,971	(829)
Expiring 05/25/12	Morgan Stanley	EUR	467,632	618,600	619,064	464
Expiring 05/25/12	UBS AG	EUR	2,947,980	3,869,085	3,902,619	33,534
Expiring 05/25/12	UBS AG	EUR	2,115,856	2,795,742	2,801,030	5,288
Expiring 05/25/12	UBS AG	EUR	1,276,700	1,696,363	1,690,132	(6,231)
Expiring 05/25/12	UBS AG	EUR	1,122,136	1,484,600	1,485,515	915
Expiring 05/25/12	UBS AG	EUR	968,873	1,269,400	1,282,621	13,221
Expiring 05/25/12	UBS AG	EUR	587,900	776,776	778,279	1,503
Expiring 05/25/12	UBS AG	EUR	226,777	300,000	300,213	213
Expiring 05/25/12	UBS AG	EUR	51,750	67,976	68,508	532
Expiring 01/14/13	UBS AG	EUR	4,840,000	6,172,288	6,423,844	251,556
Hong Kong Dollar
Expiring 02/01/13	Citibank NA	HKD	29,701,972	3,830,200	3,831,844	1,644
Expiring 02/01/13	Citibank NA	HKD	5,014,918	646,891	646,973	82
Hungarian Forint
Expiring 05/24/12	Citibank NA	HUF	290,039,769	1,278,800	1,333,597	54,797
Expiring 05/24/12	Citibank NA	HUF	175,478,820	776,000	806,848	30,848
Expiring 05/24/12	Citibank NA	HUF	170,310,284	784,100	783,083	(1,017)
Expiring 05/24/12	Citibank NA	HUF	142,476,387	656,500	655,104	(1,396)
Expiring 05/24/12	Citibank NA	HUF	142,226,087	649,700	653,953	4,253
Expiring 05/24/12	Citibank NA	HUF	135,456,146	616,300	622,825	6,525
Expiring 05/24/12	JPMorgan	HUF	521,324,365	2,361,522	2,397,039	35,517
Expiring 05/24/12	UBS AG	HUF	116,521,387	517,600	535,763	18,163
Indian Rupee
Expiring 01/07/13	Citibank NA	INR	63,824,328	1,224,800	1,157,009	(67,791)
Expiring 01/07/13	UBS AG	INR	114,475,680	2,178,000	2,075,218	(102,782)
Expiring 01/07/13	UBS AG	INR	100,677,509	1,816,300	1,825,085	8,785
Expiring 01/07/13	UBS AG	INR	94,533,675	1,755,500	1,713,709	(41,791)
Expiring 01/07/13	UBS AG	INR	88,942,467	1,702,900	1,612,352	(90,548)
Expiring 01/07/13	UBS AG	INR	64,690,983	1,227,300	1,172,720	(54,580)
Expiring 01/07/13	UBS AG	INR	63,799,832	1,224,800	1,156,565	(68,235)
Expiring 01/07/13	UBS AG	INR	57,137,520	1,035,100	1,035,791	691

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	49

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Indian Rupee (cont’d.)
Expiring 01/07/13	UBS AG	INR	41,449,662	$771,300	$751,401	$(19,899)
Expiring 01/07/13	UBS AG	INR	37,389,462	677,100	677,797	697
Expiring 01/07/13	UBS AG	INR	31,817,856	569,600	576,795	7,195
Expiring 01/07/13	UBS AG	INR	30,812,383	566,300	558,568	(7,732)
Expiring 01/07/13	UBS AG	INR	30,475,575	588,900	552,462	(36,438)
Expiring 01/07/13	UBS AG	INR	26,827,278	507,900	486,326	(21,574)
Expiring 01/07/13	UBS AG	INR	23,698,170	459,000	429,601	(29,399)
Indonesian Rupiah
Expiring 08/09/12	UBS AG	IDR	6,371,695,200	703,200	685,964	(17,236)
Expiring 08/09/12	UBS AG	IDR	6,370,337,500	701,000	685,818	(15,182)
Expiring 10/10/12	UBS AG	IDR	14,194,109,400	1,523,300	1,517,450	(5,850)
Israeli New Shekel
Expiring 05/24/12	Citibank NA	ILS	1,851,831	493,500	491,250	(2,250)
Expiring 05/24/12	Morgan Stanley	ILS	2,322,236	618,600	616,038	(2,562)
Expiring 05/25/12	Citibank NA	ILS	3,742,541	1,005,200	992,761	(12,439)
Japanese Yen
Expiring 05/22/12	Citibank NA	JPY	101,744,104	1,219,433	1,274,605	55,172
Expiring 05/25/12	Citibank NA	JPY	210,436,043	2,613,700	2,636,322	22,622
Expiring 05/25/12	Deutsche Bank AG	JPY	210,273,210	2,613,700	2,634,282	20,582
Expiring 05/25/12	Goldman Sachs	JPY	2,619,991,077	31,341,706	32,822,989	1,481,283
Expiring 05/25/12	JPMorgan	JPY	51,423,774	637,400	644,232	6,832
Expiring 05/25/12	Morgan Stanley	JPY	308,306,426	3,717,200	3,862,432	145,232
Expiring 05/25/12	Morgan Stanley	JPY	306,864,896	3,717,200	3,844,373	127,173
Expiring 05/25/12	Morgan Stanley	JPY	239,639,690	2,979,700	3,002,182	22,482
Expiring 05/25/12	Morgan Stanley	JPY	153,551,730	1,864,200	1,923,681	59,481
Expiring 05/25/12	Morgan Stanley	JPY	134,661,435	1,650,200	1,687,025	36,825
Expiring 05/25/12	Morgan Stanley	JPY	102,239,367	1,227,300	1,280,845	53,545
Expiring 05/25/12	Morgan Stanley	JPY	72,899,728	881,800	913,281	31,481
Expiring 05/25/12	Morgan Stanley	JPY	72,406,731	882,000	907,104	25,104
Expiring 05/25/12	Morgan Stanley	JPY	72,243,017	892,300	905,053	12,753
Expiring 05/25/12	Morgan Stanley	JPY	20,462,688	248,600	256,355	7,755
Expiring 05/25/12	UBS AG	JPY	255,702,530	3,106,900	3,203,416	96,516
Expiring 05/25/12	UBS AG	JPY	204,769,694	2,465,100	2,565,334	100,234
Expiring 05/25/12	UBS AG	JPY	104,653,480	1,270,559	1,311,088	40,529
Expiring 05/25/12	UBS AG	JPY	103,697,685	1,264,700	1,299,114	34,414
Expiring 05/25/12	UBS AG	JPY	103,296,739	1,266,175	1,294,091	27,916
Expiring 05/25/12	UBS AG	JPY	82,654,416	1,027,700	1,035,486	7,786
Expiring 05/25/12	UBS AG	JPY	52,473,454	656,500	657,382	882
Expiring 05/25/12	UBS AG	JPY	51,045,006	619,740	639,487	19,747

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Malaysian Ringgit
Expiring 05/08/12	UBS AG	MYR	11,585,597	$3,822,494	$3,826,260	$3,766
Expiring 05/08/12	UBS AG	MYR	3,248,791	1,077,900	1,072,946	(4,954)
Expiring 05/08/12	UBS AG	MYR	1,740,384	574,100	574,779	679
Expiring 05/08/12	UBS AG	MYR	1,355,461	441,490	447,655	6,165
Expiring 06/27/12	UBS AG	MYR	3,699,018	1,206,700	1,217,244	10,544
Expiring 06/27/12	UBS AG	MYR	3,088,376	1,005,200	1,016,299	11,099
Expiring 06/27/12	UBS AG	MYR	2,718,287	888,300	894,513	6,213
Expiring 06/27/12	UBS AG	MYR	2,329,971	758,800	766,729	7,929
Expiring 06/27/12	UBS AG	MYR	2,305,332	745,700	758,621	12,921
Expiring 06/27/12	UBS AG	MYR	1,984,062	653,400	652,900	(500)
Expiring 06/27/12	UBS AG	MYR	1,965,324	639,400	646,734	7,334
Expiring 06/27/12	UBS AG	MYR	1,593,194	525,200	524,276	(924)
Mexican Peso
Expiring 05/22/12	Citibank NA	MXN	13,471,695	1,023,000	1,031,895	8,895
Expiring 05/22/12	Citibank NA	MXN	12,779,549	1,003,100	978,879	(24,221)
Expiring 05/22/12	Citibank NA	MXN	10,118,806	771,300	775,073	3,773
Expiring 05/22/12	Citibank NA	MXN	6,385,056	502,600	489,078	(13,522)
Expiring 05/22/12	JPMorgan	MXN	71,847,402	5,641,412	5,503,315	(138,097)
Expiring 05/22/12	JPMorgan	MXN	13,660,901	1,045,500	1,046,388	888
Expiring 05/22/12	JPMorgan	MXN	7,476,298	575,000	572,664	(2,336)
New Zealand Dollar
Expiring 05/23/12	Citibank NA	NZD	2,419,050	1,994,669	1,974,796	(19,873)
Expiring 05/23/12	Citibank NA	NZD	1,540,019	1,260,800	1,257,198	(3,602)
Expiring 05/23/12	Citibank NA	NZD	931,171	770,300	760,163	(10,137)
Expiring 05/23/12	JPMorgan	NZD	750,067	616,300	612,319	(3,981)
Expiring 05/23/12	Morgan Stanley	NZD	918,309	745,700	749,663	3,963
Expiring 05/23/12	Morgan Stanley	NZD	638,000	518,558	520,833	2,275
Expiring 05/23/12	Morgan Stanley	NZD	27,196	22,100	22,201	101
Expiring 05/23/12	UBS AG	NZD	1,240,044	1,023,000	1,012,312	(10,688)
Expiring 05/23/12	UBS AG	NZD	779,400	635,112	636,266	1,154
Expiring 05/23/12	UBS AG	NZD	621,125	507,200	507,056	(144)
Expiring 05/24/12	JPMorgan	NZD	480,058	392,100	391,867	(233)
Norwegian Krone
Expiring 05/24/12	Citibank NA	NOK	5,739,857	1,003,100	1,001,971	(1,129)
Expiring 05/24/12	Citibank NA	NOK	4,318,750	756,500	753,897	(2,603)
Expiring 05/24/12	Citibank NA	NOK	4,243,382	736,400	740,741	4,341
Expiring 05/24/12	Citibank NA	NOK	3,567,279	616,800	622,718	5,918
Expiring 05/24/12	Deutsche Bank AG	NOK	5,715,269	994,200	997,679	3,479

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	51

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Norwegian Krone (cont’d.)
Expiring 05/24/12	Deutsche Bank AG	NOK	2,957,100	$515,845	$516,203	$358
Expiring 05/24/12	Morgan Stanley	NOK	14,005,562	2,428,912	2,444,864	15,952
Peruvian Nuevo Sol
Expiring 06/06/12	Citibank NA	PEN	3,253,870	1,216,400	1,232,023	15,623
Expiring 06/06/12	Citibank NA	PEN	2,396,960	902,300	907,568	5,268
Expiring 06/06/12	Citibank NA	PEN	1,377,234	520,300	521,466	1,166
Philippine Peso
Expiring 05/07/12	UBS AG	PHP	29,674,850	697,100	702,473	5,373
Expiring 05/07/12	UBS AG	PHP	19,833,053	468,800	469,495	695
Expiring 10/03/12	UBS AG	PHP	65,657,277	1,523,300	1,537,614	14,314
Expiring 10/03/12	UBS AG	PHP	54,461,776	1,264,700	1,275,429	10,729
Expiring 10/03/12	UBS AG	PHP	27,746,631	653,400	649,792	(3,608)
Expiring 10/03/12	UBS AG	PHP	27,443,048	639,400	642,683	3,283
Expiring 10/03/12	UBS AG	PHP	22,263,228	525,200	521,378	(3,822)
Polish Zloty
Expiring 05/24/12	Citibank NA	PLN	12,323,452	3,911,223	3,897,638	(13,585)
Expiring 05/24/12	Citibank NA	PLN	2,454,333	771,300	776,252	4,952
Expiring 05/24/12	Citibank NA	PLN	2,435,718	767,300	770,364	3,064
Expiring 05/24/12	Citibank NA	PLN	2,309,439	739,500	730,425	(9,075)
Romanian Leu
Expiring 05/24/12	JPMorgan	RON	4,247,765	1,269,500	1,264,193	(5,307)
Expiring 05/24/12	JPMorgan	RON	2,455,702	736,400	730,850	(5,550)
Expiring 05/24/12	JPMorgan	RON	2,045,844	616,300	608,871	(7,429)
Expiring 05/24/12	UBS AG	RON	3,283,882	987,000	977,328	(9,672)
Russian Rouble
Expiring 06/14/12	Citibank NA	RUB	71,924,714	2,413,500	2,430,724	17,224
Expiring 06/14/12	Citibank NA	RUB	25,512,326	855,200	862,199	6,999
Expiring 06/14/12	Citibank NA	RUB	21,811,579	734,100	737,131	3,031
Expiring 06/14/12	Citibank NA	RUB	21,085,651	711,800	712,598	798
Expiring 06/14/12	Citibank NA	RUB	14,700,642	501,600	496,814	(4,786)
Expiring 06/14/12	Citibank NA	RUB	14,552,731	490,900	491,815	915
Expiring 06/14/12	UBS AG	RUB	77,439,244	2,599,068	2,617,090	18,022
Singapore Dollar
Expiring 05/23/12	Citibank NA	SGD	517,460	412,739	418,157	5,418
Expiring 05/23/12	Citibank NA	SGD	254,139	202,466	205,368	2,902
Expiring 05/23/12	JPMorgan	SGD	1,546,286	1,232,600	1,249,547	16,947
Expiring 05/23/12	JPMorgan	SGD	1,280,099	1,023,000	1,034,443	11,443
Expiring 05/23/12	JPMorgan	SGD	1,270,305	1,015,200	1,026,528	11,328
Expiring 05/23/12	JPMorgan	SGD	1,261,715	1,005,200	1,019,587	14,387
Expiring 05/23/12	JPMorgan	SGD	1,235,232	981,800	998,186	16,386

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Singapore Dollar (cont’d.)
Expiring 05/23/12	Morgan Stanley	SGD	1,518,476	$1,206,676	$1,227,074	$20,398
Expiring 05/23/12	Morgan Stanley	SGD	970,150	779,700	783,974	4,274
South African Rand
Expiring 05/02/12	Barclays Bank PLC	ZAR	43,952	5,674	5,654	(20)
Expiring 05/31/12	Citibank NA	ZAR	15,902,685	2,047,157	2,035,961	(11,196)
Expiring 05/31/12	Citibank NA	ZAR	9,628,551	1,253,900	1,232,707	(21,193)
Expiring 05/31/12	Citibank NA	ZAR	8,183,348	1,023,000	1,047,684	24,684
Expiring 05/31/12	Citibank NA	ZAR	1,501,878	190,384	192,280	1,896
Expiring 05/31/12	JPMorgan	ZAR	12,143,432	1,542,600	1,554,678	12,078
Expiring 05/31/12	JPMorgan	ZAR	9,118,083	1,169,500	1,167,354	(2,146)
South Korean Won
Expiring 07/05/12	UBS AG	KRW	3,157,788,737	2,773,274	2,781,617	8,343
Expiring 07/05/12	UBS AG	KRW	1,363,354,050	1,190,962	1,200,945	9,983
Expiring 07/05/12	UBS AG	KRW	1,003,779,000	888,300	884,204	(4,096)
Expiring 07/05/12	UBS AG	KRW	861,882,980	758,800	759,211	411
Swedish Krona
Expiring 05/24/12	Citibank NA	SEK	6,744,289	1,007,800	1,002,390	(5,410)
Expiring 05/24/12	Citibank NA	SEK	6,617,240	981,800	983,507	1,707
Expiring 05/24/12	Citibank NA	SEK	4,336,235	644,500	644,486	(14)
Expiring 05/24/12	Citibank NA	SEK	4,166,727	616,800	619,292	2,492
Expiring 05/24/12	Deutsche Bank AG	SEK	6,120,053	905,720	909,611	3,891
Expiring 05/24/12	JPMorgan	SEK	4,146,108	616,300	616,227	(73)
Expiring 05/24/12	Morgan Stanley	SEK	17,965,408	2,661,625	2,670,162	8,537
Expiring 05/24/12	UBS AG	SEK	3,354,175	504,300	498,524	(5,776)
Swiss Franc
Expiring 05/24/12	Citibank NA	CHF	1,698,086	1,835,400	1,871,388	35,988
Expiring 05/24/12	Citibank NA	CHF	450,557	493,500	496,540	3,040
Expiring 05/24/12	Morgan Stanley	CHF	1,126,837	1,237,100	1,241,839	4,739
Expiring 05/24/12	Morgan Stanley	CHF	676,888	745,700	745,970	270
Expiring 05/24/12	Morgan Stanley	CHF	639,762	700,586	705,054	4,468
Expiring 05/24/12	Morgan Stanley	CHF	564,765	621,400	622,403	1,003
Expiring 05/24/12	Morgan Stanley	CHF	293,300	322,664	323,233	569
Expiring 05/24/12	UBS AG	CHF	706,500	777,232	778,603	1,371
Expiring 05/24/12	UBS AG	CHF	632,200	696,587	696,721	134
Expiring 05/25/12	Citibank NA	CHF	682,700	756,824	752,383	(4,441)
Taiwan Dollar
Expiring 05/02/12	UBS AG	TWD	16,902,365	574,100	578,680	4,580
Expiring 09/24/12	UBS AG	TWD	76,610,147	2,616,958	2,627,464	10,506
Expiring 10/12/12	UBS AG	TWD	37,447,499	1,278,333	1,284,752	6,419
Expiring 04/30/13	UBS AG	TWD	22,542,875	784,100	777,032	(7,068)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	53

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Taiwan Dollar (cont’d.)
Expiring 04/30/13	UBS AG	TWD	18,718,512	$650,400	$645,210	$(5,190)
Expiring 04/30/13	UBS AG	TWD	15,061,686	525,200	519,163	(6,037)
Thai Baht
Expiring 05/31/12	UBS AG	THB	37,090,130	1,210,000	1,203,510	(6,490)
Expiring 05/31/12	UBS AG	THB	18,662,617	608,200	605,569	(2,631)
Expiring 05/31/12	UBS AG	THB	14,654,753	480,248	475,521	(4,727)
Expiring 05/31/12	UBS AG	THB	14,166,555	463,200	459,680	(3,520)
Expiring 07/18/12	UBS AG	THB	135,131,399	4,350,657	4,372,129	21,472
Expiring 07/18/12	UBS AG	THB	40,084,044	1,292,200	1,296,905	4,705
Expiring 07/18/12	UBS AG	THB	23,772,228	770,300	769,142	(1,158)
Expiring 07/18/12	UBS AG	THB	20,150,856	653,400	651,974	(1,426)
Expiring 07/18/12	UBS AG	THB	19,796,463	639,400	640,508	1,108
Turkish Lira
Expiring 05/31/12	Citibank NA	TRY	2,271,389	1,242,800	1,283,852	41,052
Expiring 05/31/12	Citibank NA	TRY	1,820,151	1,003,100	1,028,800	25,700
Expiring 05/31/12	Citibank NA	TRY	1,393,144	770,300	787,444	17,144
Expiring 05/31/12	JPMorgan	TRY	1,368,277	755,900	773,388	17,488
Expiring 05/31/12	JPMorgan	TRY	930,054	525,200	525,692	492
Expiring 05/31/12	Morgan Stanley	TRY	500,000	280,129	282,614	2,485

				$378,527,158	$381,611,903	$3,084,745

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Argentine Peso
Expiring 05/16/12	Citibank NA	ARS	6,098,321	$1,239,496	$1,371,031	$(131,535)
Expiring 12/31/12	Citibank NA	ARS	2,855,358	564,300	562,829	1,471
Expiring 12/31/12	Citibank NA	ARS	2,176,795	422,679	429,075	(6,396)
Expiring 12/31/12	Citibank NA	ARS	1,355,690	267,500	267,225	275
Expiring 03/14/13	Citibank NA	ARS	3,415,229	641,900	644,779	(2,879)
Expiring 03/14/13	Citibank NA	ARS	2,846,512	520,386	537,408	(17,022)
Australian Dollar
Expiring 05/23/12	Citibank NA	AUD	970,278	990,500	1,008,276	(17,776)
Expiring 05/23/12	Morgan Stanley	AUD	1,544,500	1,608,300	1,604,985	3,315
Expiring 05/23/12	Morgan Stanley	AUD	756,326	776,000	785,946	(9,946)
Expiring 05/23/12	Morgan Stanley	AUD	642,158	674,822	667,306	7,516
Expiring 05/23/12	Morgan Stanley	AUD	504,085	517,600	523,826	(6,226)
Expiring 05/23/12	UBS AG	AUD	489,202	504,300	508,360	(4,060)
Expiring 05/23/12	UBS AG	AUD	391,303	403,100	406,628	(3,528)

See Notes to Financial Statements.

54	Visit our website at www.prudentialfunds.com

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Brazilian Real
Expiring 07/11/12	Citibank NA	BRL	2,741,749	$1,469,319	$1,418,519	$50,800
Expiring 07/11/12	Citibank NA	BRL	2,489,081	1,300,800	1,287,794	13,006
Expiring 07/11/12	Citibank NA	BRL	2,442,958	1,289,500	1,263,931	25,569
Expiring 07/11/12	Citibank NA	BRL	2,289,000	1,193,742	1,184,277	9,465
Expiring 07/11/12	Citibank NA	BRL	1,249,824	653,400	646,630	6,770
Expiring 07/11/12	Citibank NA	BRL	1,007,859	525,200	521,443	3,757
British Pound
Expiring 05/24/12	JPMorgan	GBP	401,100	646,255	650,836	(4,581)
Expiring 05/25/12	Deutsche Bank AG	GBP	477,020	755,900	774,021	(18,121)
Expiring 05/25/12	JPMorgan	GBP	240,699	388,200	390,563	(2,363)
Expiring 05/25/12	Morgan Stanley	GBP	774,100	1,227,381	1,256,068	(28,687)
Expiring 05/25/12	Morgan Stanley	GBP	70,038	110,745	113,645	(2,900)
Expiring 05/25/12	Morgan Stanley	GBP	58,738	93,320	95,309	(1,989)
Canadian Dollar
Expiring 05/22/12	Citibank NA	CAD	2,354,493	2,345,500	2,382,302	(36,802)
Expiring 05/22/12	Citibank NA	CAD	2,036,024	2,032,100	2,060,072	(27,972)
Expiring 05/22/12	Citibank NA	CAD	1,216,700	1,219,433	1,231,071	(11,638)
Expiring 05/22/12	Citibank NA	CAD	624,067	622,512	631,438	(8,926)
Expiring 05/22/12	Morgan Stanley	CAD	760,428	761,700	769,410	(7,710)
Expiring 05/22/12	UBS AG	CAD	803,029	808,296	812,514	(4,218)
Expiring 05/22/12	UBS AG	CAD	562,000	568,928	568,638	290
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley	CNY	27,010,807	4,274,200	4,271,328	2,872
Expiring 08/02/12	Morgan Stanley	CNY	24,980,637	3,938,300	3,950,289	(11,989)
Expiring 08/02/12	Morgan Stanley	CNY	17,828,963	2,819,700	2,819,366	334
Expiring 08/02/12	Morgan Stanley	CNY	13,907,016	2,179,100	2,199,172	(20,072)
Expiring 08/02/12	Morgan Stanley	CNY	10,626,821	1,656,300	1,680,462	(24,162)
Expiring 08/02/12	Morgan Stanley	CNY	8,340,474	1,324,200	1,318,913	5,287
Expiring 08/02/12	Morgan Stanley	CNY	7,730,600	1,219,722	1,222,471	(2,749)
Expiring 08/02/12	UBS AG	CNY	24,984,575	3,938,300	3,950,911	(12,611)
Expiring 08/02/12	UBS AG	CNY	18,023,040	2,816,100	2,850,056	(33,956)
Expiring 08/02/12	UBS AG	CNY	11,194,526	1,780,300	1,770,236	10,064
Expiring 08/02/12	UBS AG	CNY	10,871,526	1,732,100	1,719,158	12,942
Expiring 10/29/12	Goldman Sachs	CNY	25,560,000	4,000,000	4,037,720	(37,720)
Colombian Peso
Expiring 05/16/12	Citibank NA	COP	1,539,804,420	867,300	871,680	(4,380)
Expiring 05/16/12	Citibank NA	COP	492,436,100	273,918	278,767	(4,849)
Czech Koruna
Expiring 05/24/12	Citibank NA	CZK	24,011,056	1,269,500	1,274,069	(4,569)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	55

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Czech Koruna (cont’d.)
Expiring 05/24/12	JPMorgan	CZK	43,595,225	$2,294,500	$2,313,240	$(18,740)
Expiring 05/24/12	JPMorgan	CZK	9,765,137	516,746	518,155	(1,409)
Expiring 05/24/12	Morgan Stanley	CZK	6,095,941	322,664	323,461	(797)
Expiring 05/24/12	UBS AG	CZK	23,564,264	1,260,800	1,250,361	10,439
Expiring 05/24/12	UBS AG	CZK	14,124,834	758,800	749,489	9,311
Euro
Expiring 05/22/12	Deutsche Bank AG	EUR	583,500	761,162	772,445	(11,283)
Expiring 05/22/12	UBS AG	EUR	587,200	772,017	777,343	(5,326)
Expiring 05/23/12	Citibank NA	EUR	389,000	508,965	514,965	(6,000)
Expiring 05/24/12	Deutsche Bank AG	EUR	690,600	905,720	914,232	(8,512)
Expiring 05/25/12	Citibank NA	EUR	3,764,093	4,956,200	4,983,013	(26,813)
Expiring 05/25/12	Citibank NA	EUR	1,505,871	1,982,500	1,993,514	(11,014)
Expiring 05/25/12	Citibank NA	EUR	1,037,900	1,374,550	1,374,001	549
Expiring 05/25/12	Citibank NA	EUR	460,000	608,045	608,961	(916)
Expiring 05/25/12	Citibank NA	EUR	18,550	24,379	24,557	(178)
Expiring 05/25/12	JPMorgan	EUR	1,307,240	1,709,650	1,730,561	(20,911)
Expiring 05/25/12	JPMorgan	EUR	580,500	762,400	768,482	(6,082)
Expiring 05/25/12	Morgan Stanley	EUR	1,449,136	1,904,900	1,918,408	(13,508)
Expiring 05/25/12	Morgan Stanley	EUR	933,640	1,223,460	1,235,979	(12,519)
Expiring 05/25/12	Morgan Stanley	EUR	493,400	646,713	653,177	(6,464)
Expiring 05/25/12	Morgan Stanley	EUR	456,938	597,071	604,907	(7,836)
Expiring 05/25/12	Morgan Stanley	EUR	393,674	513,800	521,157	(7,357)
Expiring 05/25/12	Morgan Stanley	EUR	303,179	399,991	401,357	(1,366)
Expiring 05/25/12	Morgan Stanley	EUR	246,600	324,941	326,456	(1,515)
Expiring 05/25/12	Morgan Stanley	EUR	83,546	111,432	110,601	831
Expiring 05/25/12	Morgan Stanley	EUR	65,812	86,423	87,124	(701)
Expiring 05/25/12	UBS AG	EUR	972,400	1,270,559	1,287,291	(16,732)
Expiring 05/25/12	UBS AG	EUR	971,900	1,266,175	1,286,629	(20,454)
Expiring 05/25/12	UBS AG	EUR	794,300	1,053,394	1,051,517	1,877
Expiring 05/25/12	UBS AG	EUR	468,800	619,740	620,611	(871)
Expiring 05/25/12	UBS AG	EUR	441,824	584,359	584,899	(540)
Hong Kong Dollar
Expiring 05/23/12	Citibank NA	HKD	5,545,108	714,619	714,762	(143)
Expiring 05/23/12	Goldman Sachs	HKD	11,582,517	1,491,300	1,492,980	(1,680)
Expiring 05/23/12	Morgan Stanley	HKD	3,137,000	404,140	404,358	(218)
Expiring 06/12/12	JPMorgan	HKD	5,348,747	690,379	689,503	876
Expiring 10/15/12	Goldman Sachs	HKD	1,021,989	131,730	131,811	(81)
Expiring 02/01/13	Citibank NA	HKD	8,747,143	1,128,700	1,128,467	233
Expiring 02/01/13	Goldman Sachs	HKD	11,060,846	1,427,100	1,426,957	143
Expiring 02/01/13	Morgan Stanley	HKD	13,061,555	1,685,270	1,685,068	202
Expiring 02/01/13	UBS AG	HKD	3,007,671	387,985	388,019	(34)

See Notes to Financial Statements.

56	Visit our website at www.prudentialfunds.com

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Hungarian Forint
Expiring 05/24/12	Citibank NA	HUF	169,446,793	$758,800	$779,113	$(20,313)
Expiring 05/24/12	Goldman Sachs	HUF	251,469,794	1,115,200	1,156,253	(41,053)
Expiring 05/24/12	JPMorgan	HUF	293,004,516	1,274,924	1,347,229	(72,305)
Expiring 05/24/12	UBS AG	HUF	230,584,410	1,015,900	1,060,222	(44,322)
Indian Rupee
Expiring 01/07/13	Citibank NA	INR	53,170,125	998,500	963,870	34,630
Expiring 01/07/13	UBS AG	INR	318,540,600	5,670,000	5,774,513	(104,513)
Expiring 01/07/13	UBS AG	INR	184,953,000	3,487,048	3,352,833	134,215
Expiring 01/07/13	UBS AG	INR	129,230,300	2,428,000	2,342,691	85,309
Expiring 01/07/13	UBS AG	INR	124,936,403	2,387,700	2,264,851	122,849
Expiring 01/07/13	UBS AG	INR	72,590,382	1,401,900	1,315,920	85,980
Expiring 01/07/13	UBS AG	INR	56,331,054	1,077,900	1,021,171	56,729
Expiring 01/07/13	UBS AG	INR	49,146,147	945,300	890,923	54,377
Expiring 01/07/13	UBS AG	INR	42,340,844	820,400	767,556	52,844
Expiring 01/07/13	UBS AG	INR	39,585,700	742,000	717,611	24,389
Expiring 01/07/13	UBS AG	INR	38,262,078	728,000	693,616	34,384
Expiring 01/07/13	UBS AG	INR	37,730,160	696,000	683,973	12,027
Expiring 01/07/13	UBS AG	INR	37,632,722	688,500	682,207	6,293
Expiring 01/07/13	UBS AG	INR	29,214,738	547,400	529,606	17,794
Expiring 01/07/13	UBS AG	INR	28,149,182	515,600	510,289	5,311
Expiring 01/07/13	UBS AG	INR	26,402,915	494,900	478,633	16,267
Expiring 01/07/13	UBS AG	INR	23,479,006	436,900	425,628	11,272
Expiring 01/07/13	UBS AG	INR	11,832,642	225,900	214,502	11,398
Indonesian Rupiah
Expiring 08/09/12	UBS AG	IDR	6,725,845,000	717,500	724,091	(6,591)
Expiring 08/09/12	UBS AG	IDR	6,016,187,700	641,453	647,691	(6,238)
Israeli New Shekel
Expiring 05/24/12	Citibank NA	ILS	2,835,419	758,800	752,175	6,625
Expiring 05/24/12	Citibank NA	ILS	2,454,951	653,400	651,245	2,155
Expiring 05/24/12	Citibank NA	ILS	132,319	35,274	35,101	173
Expiring 05/24/12	Deutsche Bank AG	ILS	2,912,936	775,185	772,738	2,447
Expiring 05/24/12	Deutsche Bank AG	ILS	1,253,619	333,800	332,558	1,242
Expiring 05/24/12	JPMorgan	ILS	2,842,107	761,400	753,949	7,451
Expiring 05/24/12	UBS AG	ILS	257,140	68,933	68,214	719
Japanese Yen
Expiring 05/22/12	Morgan Stanley	JPY	67,272,346	812,340	842,758	(30,418)
Expiring 05/22/12	Morgan Stanley	JPY	42,440,582	519,110	531,677	(12,567)
Expiring 05/23/12	Citibank NA	JPY	42,163,883	518,152	528,215	(10,063)
Expiring 05/23/12	Deutsche Bank AG	JPY	51,495,334	635,056	645,117	(10,061)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	57

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Japanese Yen (cont’d.)
Expiring 05/23/12	Morgan Stanley	JPY	42,177,286	$518,558	$528,383	$(9,825)
Expiring 05/23/12	UBS AG	JPY	51,591,681	635,112	646,324	(11,212)
Expiring 05/24/12	Deutsche Bank AG	JPY	42,161,740	515,845	528,193	(12,348)
Expiring 05/24/12	JPMorgan	JPY	51,295,623	613,700	642,621	(28,921)
Expiring 05/24/12	UBS AG	JPY	63,351,289	777,232	793,651	(16,419)
Expiring 05/24/12	UBS AG	JPY	57,415,329	696,587	719,287	(22,700)
Expiring 05/25/12	Citibank NA	JPY	82,759,456	987,000	1,036,802	(49,802)
Expiring 05/25/12	Citibank NA	JPY	62,682,100	756,824	785,275	(28,451)
Expiring 05/25/12	Deutsche Bank AG	JPY	486,627,385	5,824,957	6,096,420	(271,463)
Expiring 05/25/12	Deutsche Bank AG	JPY	73,567,496	902,300	921,646	(19,346)
Expiring 05/25/12	Deutsche Bank AG	JPY	51,754,801	618,394	648,379	(29,985)
Expiring 05/25/12	JPMorgan	JPY	138,673,726	1,713,500	1,737,291	(23,791)
Expiring 05/25/12	JPMorgan	JPY	71,870,851	862,636	900,391	(37,755)
Expiring 05/25/12	JPMorgan	JPY	50,280,449	607,141	629,908	(22,767)
Expiring 05/25/12	Morgan Stanley	JPY	146,561,814	1,759,000	1,836,112	(77,112)
Expiring 05/25/12	Morgan Stanley	JPY	103,621,418	1,253,900	1,298,159	(44,259)
Expiring 05/25/12	Morgan Stanley	JPY	84,795,948	1,042,679	1,062,315	(19,636)
Expiring 05/25/12	Morgan Stanley	JPY	52,553,754	644,500	658,388	(13,888)
Expiring 05/25/12	Morgan Stanley	JPY	52,403,392	646,272	656,505	(10,233)
Expiring 05/25/12	Morgan Stanley	JPY	22,901,892	276,385	286,913	(10,528)
Expiring 05/25/12	Morgan Stanley	JPY	19,713,357	241,762	246,967	(5,205)
Expiring 05/25/12	UBS AG	JPY	158,435,517	1,949,100	1,984,864	(35,764)
Expiring 05/25/12	UBS AG	JPY	63,318,652	776,776	793,250	(16,474)
Expiring 05/25/12	UBS AG	JPY	61,952,580	742,300	776,136	(33,836)
Expiring 05/25/12	UBS AG	JPY	52,514,697	644,500	657,899	(13,399)
Expiring 06/20/12	Barclays Capital	JPY	100,000,000	1,291,257	1,253,091	38,166
Expiring 07/23/12	JPMorgan	JPY	100,843,013	1,282,130	1,264,115	18,015
Expiring 11/13/12	Citibank NA	JPY	100,960,000	1,323,198	1,267,905	55,293
Malaysian Ringgit
Expiring 05/08/12	UBS AG	MYR	6,444,037	2,094,600	2,128,208	(33,608)
Expiring 05/08/12	UBS AG	MYR	6,351,067	2,053,700	2,097,504	(43,804)
Expiring 05/08/12	UBS AG	MYR	3,667,987	1,213,400	1,211,390	2,010
Expiring 05/08/12	UBS AG	MYR	3,539,227	1,153,782	1,168,865	(15,083)
Expiring 06/27/12	UBS AG	MYR	5,189,023	1,689,300	1,707,564	(18,264)
Mexican Peso
Expiring 05/11/12	Goldman Sachs	MXN	5,574,913	436,372	427,504	8,868
Expiring 05/22/12	Citibank NA	MXN	16,580,968	1,269,400	1,270,057	(657)
Expiring 05/22/12	Citibank NA	MXN	16,057,838	1,244,493	1,229,987	14,506
Expiring 05/22/12	Citibank NA	MXN	10,270,874	773,400	786,721	(13,321)
Expiring 05/22/12	Citibank NA	MXN	9,750,303	755,900	746,847	9,053

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.)
Expiring 05/22/12	Citibank NA	MXN	7,213,967	$561,515	$552,570	$8,945
Expiring 05/22/12	Citibank NA	MXN	6,842,319	525,200	524,103	1,097
Expiring 05/22/12	JPMorgan	MXN	34,694,798	2,625,900	2,657,527	(31,627)
Expiring 05/22/12	JPMorgan	MXN	14,459,610	1,095,719	1,107,567	(11,848)
Expiring 05/22/12	JPMorgan	MXN	11,197,673	867,300	857,711	9,589
Expiring 05/22/12	JPMorgan	MXN	9,680,709	760,631	741,516	19,115
Expiring 05/22/12	JPMorgan	MXN	3,747,344	293,172	287,036	6,136
New Zealand Dollar
Expiring 05/23/12	Citibank NA	NZD	986,386	793,000	805,238	(12,238)
Expiring 05/23/12	Citibank NA	NZD	867,118	705,500	707,873	(2,373)
Expiring 05/23/12	Morgan Stanley	NZD	1,830,859	1,480,400	1,494,626	(14,226)
Expiring 05/23/12	Morgan Stanley	NZD	1,374,309	1,112,800	1,121,920	(9,120)
Norwegian Krone
Expiring 05/24/12	Citibank NA	NOK	5,810,624	1,007,800	1,014,325	(6,525)
Expiring 05/24/12	Citibank NA	NOK	4,420,911	761,900	771,731	(9,831)
Philippine Peso
Expiring 05/07/12	UBS AG	PHP	49,507,903	1,154,057	1,171,968	(17,911)
Polish Zloty
Expiring 05/24/12	Citibank NA	PLN	4,693,377	1,480,400	1,484,412	(4,012)
Expiring 05/24/12	Citibank NA	PLN	241,420	74,784	76,356	(1,572)
Expiring 05/24/12	UBS AG	PLN	919,572	295,177	290,840	4,337
Romanian Leu
Expiring 05/24/12	Deutsche Bank AG	RON	20,485,531	6,163,416	6,096,773	66,643
Expiring 05/24/12	Deutsche Bank AG	RON	5,271,338	1,575,500	1,568,822	6,678
Expiring 05/24/12	JPMorgan	RON	8,688,425	2,613,700	2,585,793	27,907
Expiring 05/24/12	UBS AG	RON	5,159,555	1,540,500	1,535,554	4,946
Expiring 05/24/12	UBS AG	RON	3,043,584	914,800	905,812	8,988
Russian Rouble
Expiring 06/14/12	Citibank NA	RUB	64,353,000	2,146,173	2,174,835	(28,662)
Expiring 06/14/12	Citibank NA	RUB	45,447,656	1,523,300	1,535,922	(12,622)
Expiring 06/14/12	Citibank NA	RUB	22,995,398	775,300	777,139	(1,839)
Expiring 06/14/12	Citibank NA	RUB	19,292,942	653,400	652,013	1,387
Singapore Dollar
Expiring 05/23/12	Morgan Stanley	SGD	244,933	194,546	197,929	(3,383)
Expiring 05/24/12	UBS AG	SGD	252,803	205,280	204,289	991
Expiring 09/10/12	UBS AG	SGD	512,195	423,022	414,223	8,799
Expiring 10/01/12	Morgan Stanley	SGD	1,538,793	1,270,381	1,244,733	25,648
South African Rand
Expiring 05/24/12	Citibank NA	ZAR	5,800,636	745,700	743,435	2,265
Expiring 05/31/12	Citibank NA	ZAR	18,957,504	2,345,500	2,427,058	(81,558)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	59

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2012	Unrealized Appreciation (Depreciation)
South African Rand (cont’d.)
Expiring 05/31/12	Citibank NA	ZAR	5,866,396	$755,900	$751,053	$4,847
Expiring 05/31/12	Morgan Stanley	ZAR	5,354,504	695,888	685,517	10,371
Swedish Krona
Expiring 05/24/12	Citibank NA	SEK	7,032,336	1,045,500	1,045,202	298
Expiring 05/24/12	Citibank NA	SEK	5,153,924	761,900	766,017	(4,117)
Expiring 05/24/12	UBS AG	SEK	12,402,315	1,838,100	1,843,330	(5,230)
Swiss Franc
Expiring 05/24/12	Citibank NA	CHF	10,881,182	11,945,608	11,991,684	(46,076)
Expiring 05/24/12	Citibank NA	CHF	705,163	767,532	777,130	(9,598)
Expiring 05/24/12	JPMorgan	CHF	1,162,388	1,269,900	1,281,018	(11,118)
Expiring 05/24/12	JPMorgan	CHF	472,535	515,798	520,761	(4,963)
Expiring 05/24/12	Morgan Stanley	CHF	817,395	892,331	900,816	(8,485)
Expiring 05/24/12	UBS AG	CHF	1,163,312	1,269,400	1,282,037	(12,637)
Expiring 05/24/12	UBS AG	CHF	700,915	761,587	772,449	(10,862)
Expiring 05/24/12	UBS AG	CHF	640,498	703,894	705,866	(1,972)
Expiring 05/24/12	UBS AG	CHF	338,235	368,200	372,754	(4,554)
Expiring 05/25/12	Citibank NA	CHF	701,868	764,515	773,508	(8,993)
Expiring 10/25/12	Citibank NA	CHF	101,598	116,551	112,255	4,296
Expiring 10/26/12	Citibank NA	CHF	203,631	222,661	224,995	(2,334)
Expiring 10/26/12	Morgan Stanley	CHF	104,083	117,546	115,003	2,543
Expiring 05/16/13	Barclays Capital	CHF	520,625	580,161	577,561	2,600
Taiwan Dollar
Expiring 05/02/12	UBS AG	TWD	16,902,365	571,122	578,680	(7,558)
Expiring 09/24/12	UBS AG	TWD	36,342,335	1,233,700	1,246,417	(12,717)
Expiring 09/24/12	UBS AG	TWD	25,608,333	867,300	878,278	(10,978)
Expiring 09/24/12	UBS AG	TWD	14,659,479	497,100	502,770	(5,670)
Expiring 10/12/12	UBS AG	TWD	37,447,499	1,274,700	1,284,752	(10,052)
Thai Baht
Expiring 05/31/12	Citibank NA	THB	31,285,656	1,008,200	1,015,165	(6,965)
Expiring 05/31/12	UBS AG	THB	48,886,145	1,578,500	1,586,270	(7,770)
Expiring 05/31/12	UBS AG	THB	43,279,033	1,407,700	1,404,329	3,371
Expiring 05/31/12	UBS AG	THB	37,398,201	1,213,400	1,213,506	(106)
Expiring 07/18/12	UBS AG	THB	28,314,908	907,500	916,119	(8,619)
Turkish Lira
Expiring 05/31/12	Deutsche Bank AG	TRY	465,230	256,791	262,961	(6,170)
Expiring 05/31/12	UBS AG	TRY	2,209,910	1,221,647	1,249,102	(27,455)
Expiring 05/31/12	UBS AG	TRY	1,366,876	756,500	772,596	(16,096)
Expiring 01/14/13	UBS AG	TRY	12,496,880	6,172,288	6,742,414	(570,126)

				$260,735,693	$262,534,111	(1,798,418)

						$1,286,327

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Currency swap agreements outstanding as of April 30, 2012:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
CHF	1,000	12/05/12	4.375%	3 month LIBOR(a)	$106,100	$—	$106,100	Barclays Bank PLC
CHF	1,000	05/12/15	2.625%	3 month LIBOR(b)	(27,047)	(25,901)	(1,146)	Credit Suisse International
CHF	500	05/20/16	4.000%	3 month LIBOR(c)	17,795	680	17,115	Credit Suisse International
CHF	300	11/23/16	2.875%	3 month LIBOR(d)	(33,743)	(22,679)	(11,064)	Citibank NA
EUR	550	05/16/13	5.250%	3 month LIBOR(e)	(12,144)	—	(12,144)	Citibank NA
EUR	500	06/10/13	5.375%	3 month LIBOR(f)	(64,657)	(23,855)	(40,802)	Citibank NA
EUR	750	02/10/14	6.500%	3 month LIBOR(g)	(26,892)	(56,251)	29,359	Citibank NA
EUR	1,500	07/28/14	6.750%	3 month LIBOR(h)	(199,270)	(56,991)	(142,279)	Citibank NA
EUR	1,000	10/14/14	7.500%	3 month LIBOR(i)	(179,112)	(156,521)	(22,591)	Citibank NA
EUR	1,000	10/14/14	7.500%	3 month LIBOR(j)	(186,496)	(218,864)	32,368	Citibank NA
EUR	600	10/14/14	7.500%	3 month LIBOR(k)	(141,751)	(87,625)	(54,126)	Citibank NA
EUR	500	10/12/15	3.750%	3 month LIBOR(l)	(23,597)	(16,600)	(6,997)	Citibank NA
EUR	500	10/12/15	3.750%	3 month LIBOR(m)	(61,540)	(16,423)	(45,117)	Citibank NA
EUR	500	02/01/16	3.625%	3 month LIBOR(n)	(22,669)	49	(22,718)	Citibank NA
EUR	500	04/05/16	4.500%	3 month LIBOR(o)	(54,974)	(22,723)	(32,251)	Citibank NA
EUR	227	04/05/16	4.500%	3 month LIBOR(p)	(17,291)	(15,773)	(1,518)	Citibank NA
EUR	700	04/15/16	4.500%	3 month LIBOR(q)	(44,383)	—	(44,383)	Citibank NA
JPY	100,000	11/13/12	1.920%	6 month LIBOR(r)	(53,176)	—	(53,176)	Citibank NA
JPY	62,000	12/15/14	5.500%	3 month LIBOR(s)	27,577	(12)	27,589	Citibank NA
JPY	100,000	06/08/15	4.500%	3 month LIBOR(t)	(62,684)	62	(62,746)	Citibank NA
JPY	92,000	11/14/16	3.700%	3 month LIBOR(u)	(76,263)	66	(76,329)	Citibank NA

					$(1,136,217)	$(719,361)	$(416,856)

(a)	The Fund pays a fixed rate based on a notional amount of CHF 1,000,000. The Fund receives a floating rate based on a notional amount of $1,221,299.
(b)	The Fund pays a fixed rate based on a notional amount of CHF 1,000,000. The Fund receives a floating rate based on a notional amount of $1,111,111.
(c)	The Fund pays a fixed rate based on a notional amount of CHF 500,000. The Fund receives a floating rate based on a notional amount of $566,893.
(d)	The Fund pays a fixed rate based on a notional amount of CHF 300,000. The Fund receives a floating rate based on a notional amount of $326,975.
(e)	The Fund pays a fixed rate based on a notional amount of EUR 550,000. The Fund receives a floating rate based on a notional amount of $776,875.
(f)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $648,500.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	61

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

(g)	The Fund pays a fixed rate based on a notional amount of EUR 750,000. The Fund receives a floating rate based on a notional amount of $1,034,850.
(h)	The Fund pays a fixed rate based on a notional amount of EUR 1,500,000. The Fund receives a floating rate based on a notional amount of $1,986,450
(i)	The Fund pays a fixed rate based on a notional amount of EUR 1,000,000. The Fund receives a floating rate based on a notional amount of $1,364,000.
(j)	The Fund pays a fixed rate based on a notional amount of EUR 1,000,000. The Fund receives a floating rate based on a notional amount of $1,333,000.
(k)	The Fund pays a fixed rate based on a notional amount of EUR 600,000. The Fund receives a floating rate based on a notional amount of $778,200.
(l)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $689,600.
(m)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $648,500.
(n)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $651,300.
(o)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $651,300.
(p)	The Fund pays a fixed rate based on a notional amount of EUR 227,000. The Fund receives a floating rate based on a notional amount of $302,705.
(q)	The Fund pays a fixed rate based on a notional amount of EUR 700,000. The Fund receives a floating rate based on a notional amount of $960,190.
(r)	The Fund pays a fixed rate based on a notional amount of JPY 100,000,000. The Fund receives a floating rate based on a notional amount of $1,197,891.
(s)	The Fund pays a fixed rate based on a notional amount of JPY 62,000,000. The Fund receives a floating rate based on a notional amount of $808,450.
(t)	The Fund pays a fixed rate based on a notional amount of JPY 100,000,000. The Fund receives a floating rate based on a notional amount of $1,246,106.
(u)	The Fund pays a fixed rate based on a notional amount of JPY 92,000,000. The Fund receives a floating rate based on a notional amount of $1,110,708.

Inflation swap agreement outstanding as of April 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Description	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
$1,150	02/22/22	2.655%	U.S. CPI Urban Consumers NSA(a)	$7,354	$—	$7,354	Barclays Bank PLC

(a)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Interest rate swap agreements outstanding as of April 30, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	$30,000	02/10/14	NA	3 Month LIBOR(c)	$12,805	$—	$12,805	Deutsche Bank AG
	9,570	08/31/16	0.977%	3 Month LIBOR(a)	(4,223)	—	(4,223)	Citibank NA
	9,375	08/31/16	0.975%	3 Month LIBOR(a)	(3,673)	—	(3,673)	Barclays Bank PLC
	4,785	08/31/16	0.973%	3 Month LIBOR(a)	(1,386)	—	(1,386)	Citibank NA
	4,785	08/31/16	0.977%	3 Month LIBOR(a)	(2,239)	—	(2,239)	Citibank NA
	2,995	08/31/16	0.975%	3 Month LIBOR(a)	(1,095)	—	(1,095)	JPMorgan Chase Bank NA
	2,995	08/31/16	0.978%	3 Month LIBOR(a)	(1,524)	—	(1,524)	JPMorgan Chase Bank NA
	3,100	02/24/17	1.192%	3 Month LIBOR(a)	(23,616)	—	(23,616)	Citibank NA
	1,210	11/23/21	2.148%	3 Month LIBOR(a)	(29,254)	—	(29,254)	Citibank NA
	340	01/30/22	2.082%	3 Month LIBOR(a)	(4,422)	—	(4,422)	Citibank NA
	720	02/07/22	2.056%	3 Month LIBOR(a)	(6,270)	—	(6,270)	Citibank NA
	815	02/10/22	2.097%	3 Month LIBOR(a)	(10,024)	—	(10,024)	Morgan Stanley Capital Services
	2,300	02/23/22	3.288%	3 Month LIBOR(a)	(17,413)	—	(17,413)	Citibank NA
	1,060	04/12/22	2.111%	3 Month LIBOR(b)	9,596	—	9,596	Citibank NA
	815	04/12/22	2.111%	3 Month LIBOR(b)	7,377	—	7,377	Morgan Stanley Capital Services
	720	02/24/42	2.864%	3 Month LIBOR(b)	12,116	—	12,116	Citibank NA
AUD	6,000	09/22/12	3.793%	1 Day AONIA(a)	22,993	—	22,993	Barclays Bank PLC
AUD	1,000	09/07/21	4.945%	6 Month BBSW(b)	40,017	—	40,017	Citibank NA
AUD	1,400	09/22/21	4.900%	6 Month BBSW(b)	50,605	—	50,605	Royal Bank of Scotland
AUD	700	02/14/31	6.110%	6 Month BBSW(b)	137,147	—	137,147	Barclays Bank PLC
AUD	800	08/31/31	5.370%	6 Month BBSW(b)	78,111	—	78,111	Credit Suisse International
AUD	700	08/31/36	5.255%	6 Month BBSW(a)	(77,960)	—	(77,960)	Credit Suisse International
AUD	700	09/22/36	4.970%	6 Month BBSW(a)	(46,370)	—	(46,370)	Royal Bank of Scotland
AUD	500	02/14/41	5.860%	6 Month BBSW(a)	(121,578)	—	(121,578)	Barclays Bank PLC
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(b)	(31,726)	—	(31,726)	Citibank NA
CAD	2,100	02/27/17	1.625%	3 Month Canadian Banker’s Acceptance(b)	(29,621)	—	(29,621)	Credit Suisse International

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	63

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
CAD	700	02/22/42	2.865%	3 Month Canadian Banker’s Acceptance(a)	$9,960	$—	$9,960	Citibank NA
CHF	1,000	03/01/22	1.030%	6 Month Swiss Franc LIBOR Rate(b)	(1,016)	—	(1,016)	Credit Suisse International
CLP	535,000	03/08/17	5.300%	1 Day CLOIS(b)	(8,518)	—	(8,518)	Royal Bank of Scotland
CLP	535,000	04/19/17	5.530%	1 Day CLOIS(b)	(5,325)	—	(5,325)	Royal Bank of Scotland
CNY	12,000	09/01/12	4.410%	CNDR7D(b)	(30,757)	—	(30,757)	Bank of America NA
CNY	12,000	09/01/13	4.220%	CNDR7D(a)	11,728	—	11,728	Bank of America NA
CZK	130,000	03/26/14	1.500%	6 Month PRIBOR(b)	(2,992)	—	(2,992)	Barclays Bank PLC
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(b)	2,680	—	2,680	Credit Suisse International
EUR	2,500	03/26/14	1.090%	6 Month EURIBOR(a)	(8,254)	—	(8,254)	Barclays Bank PLC
EUR	1,800	03/26/14	0.473%	1 Day EUR EONIA OIS(a)	(7,316)	—	(7,316)	Barclays Bank PLC
EUR	3,000	08/19/14	1.065%	1 Day EUR EONIA OIS(b)	76,815	—	76,815	HSBC Bank USA NA
EUR	1,300	08/04/16	1.925%	1 Day EUR EONIA OIS(b)	105,403	—	105,403	HSBC Bank USA NA
EUR	1,000	08/29/16	1.600%	1 Day EUR EONIA OIS(b)	58,792	—	58,792	HSBC Bank USA NA
EUR	500	08/30/16	1.560%	1 Day EUR EONIA OIS(b)	28,054	—	28,054	HSBC Bank USA NA
EUR	500	11/04/16	1.310%	1 Day EUR EONIA OIS(b)	18,872	—	18,872	HSBC Bank USA NA
EUR	500	11/07/16	1.265%	6 Month EURIBOR(b)	16,716	—	16,716	HSBC Bank USA NA
EUR	1,000	12/16/16	1.210%	1 Day EUR EONIA OIS(b)	35,518	—	35,518	HSBC Bank USA NA
GBP	5,000	08/03/12	0.548%	1 Day GBP SONIA OIS(a)	(3,042)	—	(3,042)	Citibank NA
GBP	500	08/01/16	2.060%	6 Month GBP LIBOR(b)	16,531	—	16,531	Citibank NA
GBP	1,200	08/09/16	1.894%	6 Month GBP LIBOR(b)	25,165	—	25,165	HSBC Bank USA NA

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
GBP	2,600	01/13/32	2.788%	6 Month GBP LIBOR(b)	$(173,122)	$—	$(173,122)	Barclays Bank PLC
GBP	500	02/27/42	3.070%	6 Month GBP LIBOR(b)	(22,409)	—	(22,409)	HSBC Bank USA NA
ILS	2,000	09/21/21	4.530%	3 Month TELBOR(b)	416	—	416	Barclays Bank PLC
ILS	2,000	10/21/21	4.530%	3 Month TELBOR(b)	(1,139)	—	(1,139)	Citibank NA
JPY	165,000	06/13/18	0.778%	6 Month Yen LIBOR(b)	37,212	—	37,212	Barclays Bank PLC
JPY	186,905	05/17/20	1.388%	6 Month Yen LIBOR(b)	141,024	—	141,024	Citibank NA
JPY	90,000	12/20/20	1.353%	6 Month Yen LIBOR(b)	60,693	—	60,693	Citibank NA
JPY	60,000	02/02/21	1.265%	6 Month Yen LIBOR(b)	33,029	—	33,029	Barclays Bank PLC
JPY	96,000	02/16/21	1.365%	6 Month Yen LIBOR(b)	63,349	—	63,349	Barclays Bank PLC
JPY	50,000	06/02/21	1.200%	6 Month Yen LIBOR(b)	23,388	—	23,388	Barclays Bank PLC
JPY	45,000	06/16/21	1.170%	6 Month Yen LIBOR(b)	19,502	—	19,502	Barclays Bank PLC
JPY	40,000	06/28/21	1.123%	6 Month Yen LIBOR(b)	14,294	—	14,294	Barclays Bank PLC
JPY	40,000	07/11/21	1.193%	6 Month Yen LIBOR(b)	17,396	—	17,396	UBS AG
JPY	30,000	07/22/21	1.090%	6 Month Yen LIBOR(b)	9,095	—	9,095	Citibank NA
JPY	50,000	10/04/21	1.013%	6 Month Yen LIBOR(b)	13,930	—	13,930	Royal Bank of Scotland
JPY	40,000	11/14/21	0.975%	6 Month Yen LIBOR(b)	5,574	—	5,574	Credit Suisse International
JPY	410,000	02/23/22	1.530%	6 Month Yen LIBOR(b)	33,958	—	33,958	Citibank NA
JPY	85,500	07/21/24	1.489%	6 Month Yen LIBOR(b)	45,191	—	45,191	Citibank NA
JPY	60,000	07/04/26	1.603%	6 Month Yen LIBOR(b)	30,540	—	30,540	Citibank NA
JPY	70,000	08/02/26	1.534%	6 Month Yen LIBOR(b)	25,214	—	25,214	Citibank NA

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	65

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
JPY	101,900	07/21/30	1.781%	6 Month Yen LIBOR(b)	$48,949	$—	$48,949	Citibank NA
JPY	110,000	08/18/31	1.750%	6 Month Yen LIBOR(b)	33,140	—	33,140	Barclays Bank PLC
JPY	25,000	08/30/31	1.750%	6 Month Yen LIBOR(b)	7,362	—	7,362	Barclays Bank PLC
JPY	240,000	01/18/32	1.638%	6 Month Yen LIBOR(b)	1,222	—	1,222	Barclays Bank PLC
KRW	4,100,000	05/09/12	3.790%	3 Month Certificate of Deposit Rate(a)	(2,051)	—	(2,051)	Citibank NA
KRW	4,100,000	05/09/12	3.640%	3 Month Certificate of Deposit Rate(b)	711	—	711	UBS AG
MXN	40,500	07/05/13	5.480%	28 Day Mexican Interbank Rate(b)	27,552	—	27,552	Barclays Bank PLC
MXN	30,000	12/15/16	5.750%	28 Day Mexican Interbank Rate(b)	32,754	—	32,754	Barclays Bank PLC
MXN	8,500	02/01/22	6.490%	28 Day Mexican Interbank Rate(b)	5,749	—	5,749	Barclays Bank PLC
MXN	17,100	02/18/22	6.600%	28 Day Mexican Interbank Rate(b)	21,373	—	21,373	Barclays Bank PLC
MXN	14,000	04/15/22	6.380%	28 Day Mexican Interbank Rate(b)	(3,287)	—	(3,287)	JPMorgan Chase Bank NA
MYR	3,000	02/27/17	3.480%	3 Month KLIBOR(b)	(352)	—	(352)	Bank of America NA
NOK	21,000	04/12/15	2.830%	6 Month NIBOR(b)	(11,640)	—	(11,640)	Royal Bank of Scotland
NOK	6,900	02/27/22	3.600%	6 Month NIBOR(b)	(490)	—	(490)	Citibank NA
NZD	3,200	08/18/16	4.173%	3 Month BBR(b)	104,821	—	104,821	Citibank NA
NZD	1,480	03/26/17	3.810%	3 Month BBR(b)	24,456	—	24,456	HSBC Bank USA NA
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(b)	92,305	—	92,305	UBS AG
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(b)	7,305	—	7,305	HSBC Bank USA NA
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(a)	(92,681)	—	(92,681)	UBS AG
PLN	4,100	04/12/27	4.810%	6 Month WIBOR(a)	(11,042)	—	(11,042)	HSBC Bank USA NA
SEK	13,100	02/27/22	2.520%	3 Month STIBOR(b)	183	—	183	Citibank NA
SEK	5,200	02/27/32	2.640%	3 Month STIBOR(a)	(8,372)	—	(8,372)	Citibank NA
SGD	4,500	04/11/13	0.875%	6 Month SOR(a)	(14,298)	—	(14,298)	Barclays Bank PLC

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
SGD	4,500	04/21/13	0.755%	6 Month SOR(b)	$10,253	$—	$10,253	Citibank NA
THB	30,000	02/28/17	3.430%	6 Month BKIBOR(b)	(8,422)	—	(8,422)	Deutsche Bank AG
THB	35,000	03/19/17	3.700%	6 Month BKIBOR(b)	3,938	—	3,938	Deutsche Bank AG
ZAR	21,000	04/11/17	6.890%	3 Month JIBAR(b)	14,490	—	14,490	Citibank NA

					$958,450	$—	$958,450

(a)	Fund pays the fixed rate and receives the floating rate.
(b)	Fund pays the floating rate and receives the fixed rate.
(c)	Fund pays the floating rate 1 month LIBOR +11.250 basis points and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding as of April 30, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	$250	$(23,458)	$—	$(23,458)	Deutsche Bank AG
Duke Energy Corp.	03/20/14	0.700%	350	(3,622)	—	(3,622)	Goldman Sachs International
Masco Corp.	09/20/13	1.000%	260	994	3,414	(2,420)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%	600	41,916	20,663	21,253	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	450	95,250	35,123	60,127	JPMorgan Chase Bank
Sealed Air Corp.	06/20/13	1.000%	600	(3,139)	2,916	(6,055)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000%	510	(22,558)	42,533	(65,091)	JPMorgan Chase Bank
Starwood Hotels & Resorts Holdings	03/20/14	7.050%	250	(32,406)	—	(32,406)	Deutsche Bank AG
Toll Brothers Finance Corp.	03/20/15	1.000%	420	(1,410)	1,418	(2,828)	Credit Suisse International
Viacom, Inc.	06/20/14	1.000%	500	(7,132)	16,793	(23,925)	Citibank NA
Westvaco Corp.	09/20/19	1.000%	450	10,827	6,544	4,283	JPMorgan Chase Bank

				$55,262	$129,404	$(74,142)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	67

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V4	12/20/16	5.000%	$2,425	$(38,527)	$(49,847)	$11,320	Barclays Bank PLC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Buy Protection(1):
Republic of Hungary	03/20/13	1.000%	$7,000	$153,903	$331,235	$(177,332)	Citibank NA
Republic of Hungary	03/20/13	1.000%	1,000	21,986	46,486	(24,500)	Barclays Bank PLC

				$175,889	$377,721	$(201,832)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2012(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Ireland Government Bond	12/20/14	1.000%	$2,000	5.994%	$(231,587)	$(399,762)	$168,175	HSBC Bank USA NA
Kingdom of Netherlands	12/20/14	1.000%	5,000	0.825%	28,674	(556)	29,230	Barclays Bank PLC
Kingdom of Netherlands	06/20/17	0.250%	2,000	1.235%	(96,388)	(92,164)	(4,224)	Barclays Bank PLC
Republic of Austria	12/20/15	1.000%	2,250	1.403%	(29,259)	(44,845)	15,586	Citibank NA
Republic of France	03/20/14	0.250%	5,000	1.207%	(87,921)	(66,081)	(21,840)	Barclays Bank PLC
Republic of France	06/20/15	0.250%	5,000	1.496%	(188,211)	(176,315)	(11,896)	Barclays Bank PLC
Republic of France	12/20/16	0.250%	4,500	1.837%	(310,093)	(353,862)	43,769	Citibank NA
Republic of France	12/20/16	1.000%	1,000	1.837%	(68,035)	(31,892)	(36,143)	UBS AG
Republic of France	06/20/17	0.250%	2,500	1.938%	(200,570)	(194,311)	(6,259)	Barclays Bank PLC
Republic of France	03/20/22	0.250%	1,250	2.176%	(192,138)	(167,253)	(24,885)	Morgan Stanley Capital Services

See Notes to Financial Statements.

68	Visit our website at www.prudentialfunds.com

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2012(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Republic of Germany	06/20/17	0.250%	$2,000	0.863%	$(60,472)	$(58,163)	$(2,309)	HSBC Bank USA NA
Republic of Ireland	03/20/13	1.000%	2,000	4.951%	(65,981)	(160,925)	94,944	Morgan Stanley Capital Services
Republic of Italy	12/20/16	1.000%	2,000	4.372%	(264,622)	(293,423)	28,801	UBS AG
Republic of Portugal	12/20/13	1.000%	1,000	10.996%	(144,666)	(220,692)	76,026	HSBC Bank USA NA
Republic of Portugal	03/20/14	1.000%	400	11.364%	(67,374)	(123,989)	56,615	Morgan Stanley Capital Services
Republic of Portugal	12/20/14	1.000%	1,500	11.204%	(323,437)	(412,057)	88,620	Barclays Bank

					$(2,302,080)	$(2,796,290)	$494,210

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	69

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$143,210,914	$2,231,406
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	7,765,099	443,572
Residential Mortgage-Backed Securities	—	8,110,628	—
Bank Loans	—	3,941,818	296,620
Commercial Mortgage-Backed Securities	—	14,194,690	—
Corporate Bonds	—	63,116,247	—
Municipal Bonds	—	4,409,047	—

See Notes to Financial Statements.

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	Level 1	Level 2	Level 3
U.S. Treasury Securities	$—	$2,752,494	$—
Preferred Stock	106,520	—	—
Affiliated Money Market Mutual Fund	5,676,110	—	—
Options Purchased	7,004	2,736,377	—
Options Written	(8,016)	—	—
Other Financial Instruments*
Futures	270,614	—	—
Forward Foreign Currency Contracts	—	1,286,327	—
Currency Swap Agreements	—	(416,856)	—
Inflation Rate Swap Agreement	—	7,354	—
Interest Rate Swap Agreements	—	958,450	—
Credit Default Swap Agreements	—	233,178	(3,622)

Total	$6,052,232	$252,305,767	$2,967,976

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Non- Residential Mortgage- Backed Securities	Bank Loans	Credit Default Swaps
Balance as of 10/31/11	$2,286,189	$1,122,343	$437,679	$(3,481)
Realized gain (loss)	—	—	—	— **
Change in unrealized appreciation (depreciation)***	(54,783)	(7,483)	6,303	(141)
Purchases	—	—	—	—
Sales	—	(179,833)	(1,478)	—
Accrued discount/premium	—	2,060	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(493,515)	(145,884)	—

Balance as of 04/30/12	$2,231,406	$443,572	$296,620	$(3,622)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for the other financial instruments was $1,239.
***	Of which, $(55,437) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one non-residential

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	71

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

mortgage-backed security transferred out of Level 3 as a result of the security no longer being fair valued in accordance with the Board of Directors’ approval and one bank loan transferred out of Level 3 as a result of the security no longer using a single broker quote.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2012 was as follows:

Sovereigns	40.7%
Banking	9.3
Non-Corporate Foreign Agencies	6.9
Commercial Mortgage-Backed Securities	5.4
Non-Residential Mortgage-Backed Securities	3.1
Residential Mortgage-Backed Securities	3.1
Foods	2.3
Affiliated Money Market Mutual Fund	2.2
Metals	1.8
Municipal Bonds	1.7
Cable	1.6
Media & Entertainment	1.6
Non-Captive Finance	1.6
Telecommunications	1.4
Insurance	1.3
Capital Goods	1.2
Electric	1.2
Healthcare & Pharmaceutical	1.1
Options Purchased	1.0
Technology	1.0
U.S. Treasury Securities	1.0
Chemicals	0.7
Energy—Other	0.7%
Gaming	0.7
Retailers	0.6
Paper	0.5
Pipelines & Other	0.5
Tobacco	0.5
Automotive	0.4
Healthcare Insurance	0.4
Lodging	0.4
Real Estate Investment Trusts	0.4
Airlines	0.3
Building Materials & Construction	0.3
Consumer	0.3
Packaging	0.3
Aerospace & Defense	0.2
Energy—Integrated	0.2
Foreign Local Government	0.2

98.1
Other assets in excess of liabilities	1.9

Net Assets	100.0%

See Notes to Financial Statements.

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The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$698,749		Unrealized depreciation on swap agreements	$469,193
Credit contracts	Premiums paid for swap agreements	507,125		Premiums received for swap agreements	2,846,137
Foreign exchange contracts	Unaffiliated investments	2,736,377		—	—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	5,772,684		Unrealized depreciation on forward foreign currency contracts	4,486,357
Interest rate contracts	Unaffiliated investments	7,004		Options written outstanding, at value	8,016
Interest rate contracts	Due from broker— variation margin	374,137	*	Due from broker— variation margin	103,523	*
Interest rate contracts	Unrealized appreciation on swap agreements	2,007,254		Unrealized depreciation on swap agreements	1,458,306
Interest rate contracts	Premiums paid for swap agreements	857		Premiums received for swap agreements	720,218

Total		$12,104,187			$10,091,750

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	73

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$259,733	$259,733
Foreign exchange contracts	(561,715)	—	—	(4,615,108)	—	(5,176,823)
Interest rate contracts	432,548	(54,114)	(550,133)	—	1,098,462	926,763

	$(129,167)	$(54,114)	$(550,133)	$(4,615,108)	$1,358,195	$(3,990,327)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$111,422	$111,422
Foreign exchange contracts	(118,093)	—	—	861,092	—	742,999
Interest rate contracts	(6,897)	(2,237)	420,174	—	(95,147)	315,893

	$(124,990)	$(2,237)	$420,174	$861,092	$16,275	$1,170,314

For the six months ended April 30, 2012, the Fund’s average volume of derivative activities are as follows:

Options Purchased (Cost)	Options Written (Premiums Received)	Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date Payable)	Forward Currency Contracts— Sold (Value at Settlement Date Receivable)
$2,196,804	$1,926	$53,222,815	$25,032,870	$306,980,410	$192,178,317

Currency Swaps (Notional Amount in USD (000))	Inflation Swap (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$14,907	$991	$192,206	$10,440	$26,285

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2012	SEMIANNUAL REPORT

Prudential Global Total Return Fund, Inc.

Statement of Assets and Liabilities

as of April 30, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $244,781,503)	$253,322,436
Affiliated Investments (cost $5,676,110)	5,676,110
Cash	581,047
Foreign currency, at value (cost $232,526)	232,554
Unrealized appreciation on forward foreign currency contracts	5,772,684
Receivable for investments sold	3,791,066
Dividends and interest receivable	3,480,990
Unrealized appreciation on swap agreements	2,706,003
Receivable for Fund shares sold	1,304,040
Premiums paid for swap agreements	507,982
Due from broker—variation margin	82,461
Prepaid expenses	836
Foreign tax reclaim receivable	706

Total assets	277,458,915

Liabilities
Unrealized depreciation on forward foreign currency contracts	4,486,357
Premiums received for swap agreements	3,566,355
Payable for investments purchased	2,349,803
Unrealized depreciation on swap agreements	1,927,499
Payable for Fund shares reacquired	592,048
Dividends payable	186,572
Accrued expenses	154,265
Management fee payable	136,489
Distribution fee payable	61,442
Affiliated transfer agent fee payable	18,176
Options written outstanding, at value (premiums received $5,779)	8,016

Total liabilities	13,487,022

Net Assets	$263,971,893

Net assets were comprised of:
Common stock, at par	$381,932
Paid-in capital in excess of par	267,960,323

268,342,255
Distributions in excess of net investment income	(2,088,550)
Accumulated net realized loss on investment and foreign currency transactions	(13,116,220)
Net unrealized appreciation on investments and foreign currencies	10,834,408

Net assets, April 30, 2012	$263,971,893

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($166,903,920 ÷ 24,162,132 shares of common stock issued and outstanding)	$6.91
Maximum sales charge (4.50% of offering price)	0.33

Maximum offering price to public	$7.24

Class B
Net asset value, offering price and redemption price per share ($5,837,259 ÷ 845,035 shares of common stock issued and outstanding)	$6.91

Class C
Net asset value, offering price and redemption price per share ($29,470,182 ÷ 4,276,073 shares of common stock issued and outstanding)	$6.89

Class Q
Net asset value, offering price and redemption price per share ($10,039 ÷ 1,448 shares of common stock issued and outstanding)	$6.93

Class Z
Net asset value, offering price and redemption price per share ($61,750,493 ÷ 8,908,500 shares of common stock issued and outstanding)	$6.93

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	77

Statement of Operations

Six Months Ended April 30, 2012 (Unaudited)

Net Investment Income
Income
Interest (net of foreign withholding taxes of $14,793)	$5,329,427
Affiliated dividend income	7,744
Unaffiliated dividend income	3,938

Total income	5,341,109

Expenses
Management fee	755,468
Distribution fee—Class A	194,513
Distribution fee—Class B	26,489
Distribution fee—Class C	120,219
Transfer agent’s fees and expenses (including affiliated expense of $42,300)	164,000
Custodian’s fees and expenses	136,000
Registration fees	47,000
Reports to shareholders	33,000
Audit fee	27,000
Legal fees and expenses	12,000
Directors’ fees	7,000
Insurance	2,000
Loan interest expense (Note 7)	1,660
Miscellaneous	7,896

Total expenses	1,534,245

Net investment income	3,806,864

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	923,381
Foreign currency transactions	(4,791,253)
Financial futures transactions	(550,133)
Swap agreement transactions	1,358,195
Options written transactions	(54,114)

(3,113,924)

Net change in unrealized appreciation (depreciation) on:
Investments	1,842,679
Foreign currencies	867,833
Financial futures contracts	420,174
Swap agreements	16,275
Options written	(2,237)

3,144,724

Net gain on investment and foreign currency transactions	30,800

Net Increase In Net Assets Resulting From Operations	$3,837,664

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2012	Year Ended October 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,806,864	$4,902,158
Net realized gain (loss) on investment and foreign currency transactions	(3,113,924)	4,224,756
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,144,724	(3,557,695)

Net increase in net assets resulting from operations	3,837,664	5,569,219

Dividends from net investment income (Note 1)*
Class A	(4,178,282)	(11,986,132)
Class B	(120,080)	(287,550)
Class C	(533,635)	(672,964)
Class Q	(93)	—
Class Z	(1,285,524)	(833,079)

	(6,117,614)	(13,779,725)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	92,210,468	121,323,623
Net asset value of shares issued in reinvestment of dividends	4,526,075	10,491,832
Cost of shares reacquired	(51,296,838)	(40,769,594)

Net increase in net assets from Fund share transactions	45,439,705	91,045,861

Total increase	43,159,755	82,835,355

Net Assets
Beginning of period	220,812,138	137,976,783

End of period(a)	$263,971,893	$220,812,138

(a) Includes undistributed net investment income of:	$—	$222,200

*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	79

Notes to Financial Statements

(Unaudited)

Prudential Global Total Return Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Fund’s investment objective is to seek total return made up of current income and capital appreciation. The Fund is a non-diversified fund.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: In valuing the Fund’s assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such a day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sales price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Corporate bonds, U.S. government securities and convertible debt securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to

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investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Prudential Global Total Return Fund, Inc.	81

Notes to Financial Statements

(Unaudited) continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily

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basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be

Prudential Global Total Return Fund, Inc.	83

Notes to Financial Statements

(Unaudited) continued

realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Swap Agreements: The Fund entered into credit default, interest rate and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

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Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to

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Notes to Financial Statements

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enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Inflation Swaps: The Fund entered into inflation swap agreements to provide a measure of protection against the effect of inflation on yield. Inflation swap agreements involve two parties exchanging cash flows at a later date at rates related to inflation indices.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees,

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elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements. As of April 30, 2012, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Lower rated or unrated securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Prior to March 21, 2011, the Fund paid dividends of net investment income quarterly. Distributions of net realized capital and currency gains, if any, are paid annually. Foreign currency losses may reduce the

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amount of dividends of net investment income. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .65% of the Fund’s average daily net assets up to $1 billion and .60% of such assets in excess of $1 billion. The effective management fee rate was .65% for the six months ended April 30, 2012.

PI has voluntarily agreed to reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, interest, taxes, brokerage commissions and certain extraordinary expenses) to 1.10% of the Fund’s average daily net assets. For the six months ended April 30, 2012, the Fund did not exceed the 1.10% expense limit.

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The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund. Pursuant to the Class A, B and C plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Through February 28, 2013, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $200,350 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2012, it received $4,003 and $6,902 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a series of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2012, were $136,519,741 and $102,998,741, respectively.

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Transactions in options written during the six months ended April 30, 2012, were as follows:

	Contracts	Premiums Received
Options outstanding at October 31, 2011	—	$—
Options written	136	61,418
Options terminated in closing purchase transactions	(96)	(19,352)
Options expired	(36)	(36,287)

Options outstanding at April 30, 2012	4	$5,779

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$252,725,162	$9,073,793	$(2,800,409)	$6,273,384

The difference between book and tax basis is primarily attributable to the deferred losses on wash sales, deferred losses on foreign currencies and difference in the treatment of amortization of premiums as of the most recent fiscal year end.

For the federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2011, of approximately $9,371,000 of which $1,849,000 expires in 2014, $280,000 expires in 2015, $4,767,000 expires in 2016 and $2,475,000 expires in 2017. The Fund utilized approximately $403,000 of its capital loss carryforward to offset net taxable gains realized in the year ended October 31, 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the

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Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although the CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion authorized shares of common stock at $.01 par value per share, designated Class A, Class B, Class C, Class Q and Class Z, each of which consists of 500 million, 200 million, 400 million, 400 million and 500 million authorized shares, respectively.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2012:
Shares sold	6,226,390	$42,304,862
Shares issued in reinvestment of dividends	489,238	3,305,850
Shares reacquired	(4,627,338)	(31,181,349)

Net increase (decrease) in shares outstanding before conversion	2,088,290	14,429,363
Shares issued upon conversion from Class B and Z	37,824	257,144
Shares reacquired upon conversion into Class Z	(5,161)	(35,271)

Net increase (decrease) in shares outstanding	2,120,953	$14,651,236

Year ended October 31, 2011:
Shares sold	7,683,370	$53,906,696
Shares issued in reinvestment of dividends	1,390,175	9,175,646
Shares reacquired	(3,453,560)	(23,759,306)

Net increase (decrease) in shares outstanding before conversion	5,619,985	39,323,036
Shares issued upon conversion from Class B and Z	81,431	565,187
Shares reacquired upon conversion into Class Z	(313,082)	(2,212,938)

Net increase (decrease) in shares outstanding	5,388,334	$37,675,285

Class B
Six months ended April 30, 2012:
Shares sold	222,760	$1,515,068
Shares issued in reinvestment of dividends	11,917	80,397
Shares reacquired	(74,515)	(505,304)

Net increase (decrease) in shares outstanding before conversion	160,162	1,090,161
Shares reacquired upon conversion into Class A	(33,189)	(225,963)

Net increase (decrease) in shares outstanding	126,973	$864,198

Year ended October 31, 2011:
Shares sold	442,894	$3,077,125
Shares issued in reinvestment of dividends	33,384	219,464
Shares reacquired	(137,775)	(945,525)

Net increase (decrease) in shares outstanding before conversion	338,503	2,351,064
Shares reacquired upon conversion into Class A	(67,402)	(467,056)

Net increase (decrease) in shares outstanding	271,101	$1,884,008

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Class C	Shares	Amount
Six months ended April 30, 2012:
Shares sold	1,801,013	$12,250,744
Shares issued in reinvestment of dividends	55,032	370,895
Shares reacquired	(361,364)	(2,445,065)

Net increase (decrease) in shares outstanding before conversion	1,494,681	10,176,574
Shares reacquired upon conversion into Class Z	(2,887)	(19,836)

Net increase (decrease) in shares outstanding	1,491,794	$10,156,738

Year ended October 31, 2011:
Shares sold	2,284,453	$15,761,032
Shares issued in reinvestment of dividends	80,049	529,276
Shares reacquired	(417,012)	(2,853,362)

Net increase (decrease) in shares outstanding	1,947,490	$13,436,946

Class Q
Period ended April 30, 2012*:
Shares sold	1,435	$10,000
Shares issued in reinvestment of dividends	13	93

Net increase (decrease) in shares outstanding	1,448	$10,093

Class Z
Six months ended April 30, 2012:
Shares sold	5,276,881	$36,129,794
Shares issued in reinvestment of dividends	113,226	768,840
Shares reacquired	(2,521,667)	(17,165,120)

Net increase (decrease) in shares outstanding before conversion	2,868,440	19,733,514
Shares issued upon conversion from Class A and C	8,016	55,107
Shares reacquired upon conversion into Class A	(4,612)	(31,181)

Net increase (decrease) in shares outstanding	2,871,844	$19,757,440

Year ended October 31, 2011:
Shares sold	6,896,780	$48,578,770
Shares issued in reinvestment of dividends	84,288	567,446
Shares reacquired	(1,911,714)	(13,211,401)

Net increase (decrease) in shares outstanding before conversion	5,069,354	35,934,815
Shares issued upon conversion from Class A	312,475	2,212,938
Shares reacquired upon conversion into Class A	(14,089)	(98,131)

Net increase (decrease) in shares outstanding	5,367,740	$38,049,622

*	Commencement of offering was February 3, 2012.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for

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the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another SCA of a $750 million commitment with an annualized commitment fee of .10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2012. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $9,701,000, borrowed at a weighted average interest rate of 1.54%. At April 30, 2012, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,								Ten Months Ended October 31,		Year Ended December 31,
	2012		2011		2010		2009		2008		2007(b)		2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.99		$7.42		$7.20		$5.76		$7.00		$6.69		$6.51
Income (loss) from investment operations:
Net investment income	.11		.23		.27		.30		.31		.20		.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.01)		.05		.66		1.46		(1.11)		.32		.16
Total from investment operations	.10		.28		.93		1.76		(.80)		.52		.35
Less Dividends
Dividends from net investment income*	(.18)		(.71)		(.71)		(.32)		(.44)		(.21)		(.17)
Net asset value, end of period	$6.91		$6.99		$7.42		$7.20		$5.76		$7.00		$6.69
Total Return(c):	1.53%		4.60%		14.25%		31.42%		(12.19)%		7.81%		5.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$166,904		$154,056		$123,507		$114,554		$97,894		$122,811		$131,477
Average net assets (000)	$156,459		$125,292		$112,110		$103,462		$119,545		$123,600		$139,865
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees(d)	1.28%	(f)	1.35%	(e)	1.35%	(e)	1.35%	(e)	1.36%	(e)	1.36%	(e)(f)	1.36%	(e)
Expenses, excluding distribution and service (12b-1) fees	1.03%	(f)	1.10%	(e)	1.10%	(e)	1.10%	(e)	1.11%	(e)	1.11%	(e)(f)	1.11%	(e)
Net investment income	3.33%	(f)	3.28%	(e)	3.97%	(e)	4.78%	(e)	4.55%	(e)	3.63%	(e)(f)	2.87%	(e)
Portfolio turnover rate	59%	(g)	203%		117%		164%		292%		234%	(g)	233%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through February 28, 2013.

(e) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 1.35% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.42%, 1.17% and 2.81%, respectively, for the year ended December 31, 2006, 1.37%, 1.12% and 3.62%, respectively, for the ten-month period ended October 31, 2007, 1.44%, 1.19% and 4.47%, respectively, for the year ended October 31, 2008, 1.51%, 1.26% and 4.62%, respectively, for the year ended October 31, 2009, 1.42%, 1.17% and 3.90%, respectively, for the year ended October 31, 2010 and 1.39%, 1.14% and 3.24%, respectively, for the year ended October 31, 2011.

(f) Annualized.

(g) Not annualized.

(h) Does not include expenses of the underlying portfolios in which the Fund invests.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

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Financial Highlights

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Class B Shares
	Six Months Ended April 30,		Year Ended October 31,								Ten Months Ended October 31,		Year Ended December 31,
	2012		2011		2010		2009		2008		2007(b)		2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.99		$7.41		$7.19		$5.76		$6.98		$6.69		$6.51
Income (loss) from investment operations:
Net investment income	.09		.17		.22		.25		.26		.16		.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.01)		.06		.66		1.45		(1.10)		.30		.17
Total from investment operations	.08		.23		.88		1.70		(.84)		.46		.31
Less Dividends
Dividends from net investment income*	(.16)		(.65)		(.66)		(.27)		(.38)		(.17)		(.13)
Net asset value, end of period	$6.91		$6.99		$7.41		$7.19		$5.76		$6.98		$6.69
Total Return(c):	1.16%		3.86%		13.40%		30.25%		(12.67)%		7.06%		4.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,837		$5,018		$3,312		$2,920		$3,275		$3,508		$3,874
Average net assets (000)	$5,327		$3,465		$3,082		$2,927		$3,957		$3,627		$4,726
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	2.03%	(e)	2.10%	(d)	2.10%	(d)	2.10%	(d)	2.11%	(d)	2.11%	(d)(e)	2.11%	(d)
Expenses, excluding distribution and service (12b-1) fees	1.03%	(e)	1.10%	(d)	1.10%	(d)	1.10%	(d)	1.11%	(d)	1.11%	(d)(e)	1.11%	(d)
Net investment income	2.57%	(e)	2.52%	(d)	3.23%	(d)	4.03%	(d)	3.80%	(d)	2.86%	(d)(e)	2.09%	(d)
Portfolio turnover rate	59%	(g)	203%		117%		164%		292%		234%	(g)	233%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 2.10% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.17%, 1.17% and 2.03%, respectively, for the year ended December 31, 2006, 2.12%, 1.12% and 2.86%, respectively, for the ten-month period ended October 31, 2007, 2.19%, 1.19%, 3.72%, respectively, for the year ended October 31, 2008, 2.26%, 1.26% and 3.87%, respectively, for the year ended October 31, 2009, 2.17%, 1.17% and 3.16%, respectively, for the year ended October 31, 2010 and 2.14%, 1.14% and 2.48%, respectively, for the year ended October 31, 2011.

(e) Annualized.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

(g) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

96	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,								Ten Months Ended October 31,		Year Ended December 31,
	2012		2011		2010		2009		2008		2007(b)		2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.97		$7.39		$7.17		$5.74		$6.97		$6.68		$6.50
Income (loss) from investment operations:
Net investment income	.09		.17		.23		.27		.28		.17		.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.01)		.07		.67		1.45		(1.10)		.31		.17
Total from investment operations	.08		.24		.90		1.72		(.82)		.48		.33
Less Dividends
Dividends from net investment income*	(.16)		(.66)		(.68)		(.29)		(.41)		(.19)		(.15)
Net asset value, end of period	$6.89		$6.97		$7.39		$7.17		$5.74		$6.97		$6.68
Total Return(c):	1.16%		4.00%		13.75%		30.73%		(12.51)%		7.29%		5.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,470		$19,408		$6,180		$4,236		$3,702		$2,277		$1,056
Average net assets (000)	$24,175		$10,010		$4,563		$3,467		$3,974		$1,279		$1,470
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees(d)	2.03%	(f)	2.05%	(e)	1.85%	(e)	1.85%	(e)	1.86%	(e)	1.86%	(e)(f)	1.86%	(e)
Expenses, excluding distribution and service (12b-1) fees	1.03%	(f)	1.10%	(e)	1.10%	(e)	1.10%	(e)	1.11%	(e)	1.11%	(e)(f)	1.11%	(e)
Net investment income	2.55%	(f)	2.56%	(e)	3.45%	(e)	4.28%	(e)	4.07%	(e)	3.17%	(e)(f)	2.34%	(e)
Portfolio turnover rate	59%	(h)	203%		117%		164%		292%		234%	(h)	233%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through February 28, 2011.

(e) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 2.10% (1.85% through February 28, 2011) of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.93%, 1.18% and 2.27%, respectively, for the year ended December 31, 2006, 1.87%, 1.12% and 3.32%, respectively, for the ten-month period ended October 31, 2007, 1.94%, 1.19% and 3.99%, respectively, for the year ended October 31, 2008, 2.01%, 1.26% and 4.12%, respectively, for the year ended October 31, 2009, 1.92%, 1.17% and 3.38%, respectively, for the year ended October 31, 2010 and 2.09%, 1.14% and 2.52%, respectively, for the year ended October 31, 2011.

(f) Annualized.

(g) Does not include expenses of the underlying portfolios in which the Fund invests.

(h) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	97

Financial Highlights

(Unaudited) continued

Class Q Shares
	February 3, 2012(a) through April 30,
	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$6.97
Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized loss on investment and foreign currency transactions	(.04)
Total from investment operations	.02
Less Dividends
Dividends from net investment income	(.06)
Net asset value, end of period	$6.93
Total Return(c):	.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.89%	(e)
Expenses, excluding distribution and service (12b-1) fees	.89%	(e)
Net investment income	3.46	%(e)
Portfolio turnover rate	59	%(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

98	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,								Ten Months Ended October 31,		Year Ended December 31,
	2012		2011		2010		2009		2008		2007(b)		2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.01		$7.44		$7.22		$5.78		$7.02		$6.72		$6.53
Income (loss) from investment operations:
Net investment income	.12		.22		.28		.32		.32		.21		.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.01)		.08		.67		1.45		(1.10)		.31		.17
Total from investment operations	.11		.30		.95		1.77		(.78)		.52		.37
Less Dividends
Dividends from net investment income*	(.19)		(.73)		(.73)		(.33)		(.46)		(.22)		(.18)
Net asset value, end of period	$6.93		$7.01		$7.44		$7.22		$5.78		$7.02		$6.72
Total Return(c):	1.65%		4.87%		14.49%		31.62%		(11.90)%		7.99%		5.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,750		$42,330		$4,978		$3,141		$1,823		$2,163		$2,160
Average net assets (000)	$47,755		$12,813		$3,507		$1,942		$2,147		$2,053		$3,212
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.03%	(e)	1.10%	(d)	1.10%	(d)	1.10%	(d)	1.11%	(d)	1.11%	(d)(e)	1.11%	(d)
Expenses, excluding distribution and service (12b-1) fees	1.03%	(e)	1.10%	(d)	1.10%	(d)	1.10%	(d)	1.11%	(d)	1.11%	(d)(e)	1.11%	(d)
Net investment income	3.54%	(e)	3.50%	(d)	4.25%	(d)	5.03%	(d)	4.78%	(d)	3.86%	(d)(e)	3.06%	(d)
Portfolio turnover rate	59%	(g)	203%		117%		164%		292%		234%	(g)	233%

(a) Calculated based on average shares outstanding during the period.

(b) For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 1.10% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.17%, 1.17% and 3.00%, respectively, for the year ended December 31, 2006, 1.12%, 1.12% and 3.85%, respectively, for the ten-month period ended October 31, 2007, 1.19%, 1.19% and 4.70%, respectively, for the year ended October 31, 2008, 1.26%, 1.26%, 4.88%, respectively, for the year ended October 31, 2009, 1.17%, 1.17% and 4.18%, respectively, for the year ended October 31, 2010 and 1.14%, 1.14% and 3.46%, respectively, for the year ended October 31, 2011.

(e) Annualized.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

(g) Not annualized.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	99

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Total Return Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

SHARE CLASS	A	B	C	Q	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PGTQX	PZTRX
CUSIP	74439A103	74439A202	74439A301	74439A509	74439A400

MF169E2    0226475-00001-00

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not
applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 21, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 21, 2012